UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Small-Cap Index Fund

Investor Class (TRSYX)

This annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Investor Class	$31	0.29%

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Health care names produced robust results during the period, as biotechnology firms drove absolute returns. BridgeBio Pharma and Insmed were the top performers in the segment. Industrials and business services also contributed to returns; aerospace and defense companies performed particularly well.

  Conversely, energy detracted from absolute returns the most during the reporting period, albeit modestly. Energy equipment and services names hurt the most, with Cactus performing worst. Consumer staples detracted to a lesser extent, as food products companies performed poorly.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,839	10,097	9,848
2016	10,212	10,362	10,222
2016	11,130	10,818	11,146
2016	12,105	11,274	12,131
2017	12,405	11,921	12,430
2017	12,695	12,280	12,736
2017	13,419	12,842	13,458
2017	13,862	13,656	13,908
2018	13,839	13,568	13,896
2018	14,906	14,095	14,973
2018	15,428	15,099	15,509
2018	12,302	12,940	12,376
2019	14,088	14,757	14,181
2019	14,378	15,361	14,478
2019	14,028	15,540	14,130
2019	15,415	16,954	15,535
2020	10,689	13,410	10,779
2020	13,406	16,364	13,519
2020	14,063	17,871	14,185
2020	18,479	20,495	18,636
2021	20,789	21,796	21,002
2021	21,664	23,592	21,904
2021	20,711	23,568	20,949
2021	21,125	25,754	21,397
2022	19,547	24,395	19,787
2022	16,166	20,321	16,385
2022	15,807	19,413	16,026
2022	16,778	20,808	17,024
2023	17,235	22,302	17,491
2023	18,122	24,172	18,401
2023	17,181	23,386	17,457
2023	19,589	26,209	19,906
2024	20,582	28,835	20,938
2024	19,902	29,762	20,251
2024	21,738	31,616	22,129
2024	21,791	32,448	22,203
2025	19,723	30,916	20,099
2025	21,385	34,314	21,807
2025	24,012	37,120	24,510
2025	24,520	38,012	25,047

202501-4140694, 202601-5113325

F33-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Index Fund (Investor Class)	12.53%	5.82%	9.38%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	9.62

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$306,542
  Number of Portfolio Holdings1,972
  Investment Advisory Fees Paid (000s)$(191)
  Portfolio Turnover Rate19.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	18.6%
Financials	17.5
Industrials & Business Services	17.3
Information Technology	14.5
Consumer Discretionary	9.0
Real Estate	5.7
Energy	4.8
Materials	4.4
Utilities	3.1
Other	5.1

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.8%
Bloom Energy	0.7
Fabrinet	0.6
IonQ	0.5
EchoStar	0.5
Nextpower	0.4
Kratos Defense & Security Solutions	0.4
Guardant Health	0.4
Hecla Mining	0.4
Bridgebio Pharma	0.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Index Fund

Investor Class (TRSYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Small-Cap Index Fund

I Class (TRCSX)

This annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - I Class	$15	0.14%

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Health care names produced robust results during the period, as biotechnology firms drove absolute returns. BridgeBio Pharma and Insmed were the top performers in the segment. Industrials and business services also contributed to returns; aerospace and defense companies performed particularly well.

  Conversely, energy detracted from absolute returns the most during the reporting period, albeit modestly. Energy equipment and services names hurt the most, with Cactus performing worst. Consumer staples detracted to a lesser extent, as food products companies performed poorly.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,849	10,097	9,848
2016	10,222	10,362	10,222
2016	11,140	10,818	11,146
2016	12,126	11,274	12,131
2017	12,426	11,921	12,430
2017	12,726	12,280	12,736
2017	13,451	12,842	13,458
2017	13,893	13,656	13,908
2018	13,882	13,568	13,896
2018	14,962	14,095	14,973
2018	15,496	15,099	15,509
2018	12,350	12,940	12,376
2019	14,156	14,757	14,181
2019	14,447	15,361	14,478
2019	14,108	15,540	14,130
2019	15,512	16,954	15,535
2020	10,756	13,410	10,779
2020	13,495	16,364	13,519
2020	14,168	17,871	14,185
2020	18,614	20,495	18,636
2021	20,958	21,796	21,002
2021	21,849	23,592	21,904
2021	20,893	23,568	20,949
2021	21,336	25,754	21,397
2022	19,737	24,395	19,787
2022	16,325	20,321	16,385
2022	15,979	19,413	16,026
2022	16,966	20,808	17,024
2023	17,426	22,302	17,491
2023	18,332	24,172	18,401
2023	17,399	23,386	17,457
2023	19,836	26,209	19,906
2024	20,851	28,835	20,938
2024	20,165	29,762	20,251
2024	22,029	31,616	22,129
2024	22,097	32,448	22,203
2025	20,008	30,916	20,099
2025	21,702	34,314	21,807
2025	24,371	37,120	24,510
2025	24,901	38,012	25,047

202501-4140694, 202601-5113325

F541-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Index Fund (I Class)	12.69%	5.99%	9.55%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	9.62

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$306,542
  Number of Portfolio Holdings1,972
  Investment Advisory Fees Paid (000s)$(191)
  Portfolio Turnover Rate19.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	18.6%
Financials	17.5
Industrials & Business Services	17.3
Information Technology	14.5
Consumer Discretionary	9.0
Real Estate	5.7
Energy	4.8
Materials	4.4
Utilities	3.1
Other	5.1

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.8%
Bloom Energy	0.7
Fabrinet	0.6
IonQ	0.5
EchoStar	0.5
Nextpower	0.4
Kratos Defense & Security Solutions	0.4
Guardant Health	0.4
Hecla Mining	0.4
Bridgebio Pharma	0.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Index Fund

I Class (TRCSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Small-Cap Index Fund

Z Class (TRZIX)

This annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Health care names produced robust results during the period, as biotechnology firms drove absolute returns. BridgeBio Pharma and Insmed were the top performers in the segment. Industrials and business services also contributed to returns; aerospace and defense companies performed particularly well.

  Conversely, energy detracted from absolute returns the most during the reporting period, albeit modestly. Energy equipment and services names hurt the most, with Cactus performing worst. Consumer staples detracted to a lesser extent, as food products companies performed poorly.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,146	10,865	11,127
6/30/20	13,992	13,259	13,955
9/30/20	14,690	14,480	14,643
12/31/20	19,322	16,606	19,237
3/31/21	21,758	17,659	21,680
6/30/21	22,683	19,115	22,610
9/30/21	21,703	19,095	21,624
12/31/21	22,164	20,867	22,088
3/31/22	20,515	19,765	20,425
6/30/22	16,980	16,464	16,913
9/30/22	16,620	15,729	16,543
12/31/22	17,655	16,859	17,574
3/31/23	18,148	18,069	18,055
6/30/23	19,092	19,585	18,995
9/30/23	18,120	18,948	18,020
12/31/23	20,668	21,235	20,549
3/31/24	21,740	23,362	21,613
6/30/24	21,025	24,114	20,905
9/30/24	22,983	25,616	22,843
12/31/24	23,067	26,290	22,919
3/31/25	20,885	25,049	20,747
6/30/25	22,654	27,802	22,510
9/30/25	25,469	30,075	25,300
12/31/25	26,038	30,798	25,855

202501-4140694, 202601-5113325

F1267-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Small-Cap Index Fund (Z Class)	12.88%	6.15%	17.96%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	17.81

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$306,542
  Number of Portfolio Holdings1,972
  Investment Advisory Fees Paid (000s)$(191)
  Portfolio Turnover Rate19.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	18.6%
Financials	17.5
Industrials & Business Services	17.3
Information Technology	14.5
Consumer Discretionary	9.0
Real Estate	5.7
Energy	4.8
Materials	4.4
Utilities	3.1
Other	5.1

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.8%
Bloom Energy	0.7
Fabrinet	0.6
IonQ	0.5
EchoStar	0.5
Nextpower	0.4
Kratos Defense & Security Solutions	0.4
Guardant Health	0.4
Hecla Mining	0.4
Bridgebio Pharma	0.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Index Fund

Z Class (TRZIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSYX Small-Cap Index Fund
TRCSX Small-Cap Index Fund–
.
I Class
TRZIX Small-Cap Index Fund–
.
Z Class

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 15 .60 $ 14 .40 $ 12 .48 $ 15 .93 $ 14 .16
Investment activities
Net investment income
(1)(2)
0 .17 0 .18 0 .18 0 .17 0 .11
Net realized and unrealized
gain/loss 1 .80 1 .46 1 .90 ( 3 .44 ) 1 .91
Total from investment
activities 1 .97 1 .64 2 .08 ( 3 .27 ) 2 .02
Distributions
Net investment income ( 0 .20 ) ( 0 .18 ) ( 0 .16 ) ( 0 .16 ) ( 0 .11 )
Net realized gain ( 0 .19 ) ( 0 .26 ) — ( 0 .02 ) ( 0 .14 )
Total distributions ( 0 .39 ) ( 0 .44 ) ( 0 .16 ) ( 0 .18 ) ( 0 .25 )
NET ASSET VALUE
End of period $ 17 .18 $ 15 .60 $ 14 .40 $ 12 .48 $ 15 .93
Ratios/Supplemental Data
Total return
(2)(3)
12 .53% 11 .24% 16 .75% ( 20 .58 ) % 14 .32%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .07% 0 .34% 0 .35% 4 .93% 1 .87%
Net expenses after waivers/
payments by Price Associates 0 .29% 0 .29% 0 .29% 0 .29% 0 .34%
Net investment income 1 .11% 1 .22% 1 .39% 1 .26% 0 .70%
Portfolio turnover rate 19 .9% 24 .7% 27 .2% 22 .0% 29 .0%
Net assets, end of period (in
thousands) $108 $98 $177 $154 $197
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 15 .65 $ 14 .47 $ 12 .54 $ 16 .01 $ 14 .21
Investment activities
Net investment income
(1)(2)
0 .20 0 .21 0 .20 0 .19 0 .18
Net realized and unrealized
gain/loss 1 .80 1 .47 1 .91 ( 3 .46 ) 1 .89
Total from investment
activities 2 .00 1 .68 2 .11 ( 3 .27 ) 2 .07
Distributions
Net investment income ( 0 .22 ) ( 0 .24 ) ( 0 .18 ) ( 0 .18 ) ( 0 .13 )
Net realized gain ( 0 .19 ) ( 0 .26 ) — ( 0 .02 ) ( 0 .14 )
Total distributions ( 0 .41 ) ( 0 .50 ) ( 0 .18 ) ( 0 .20 ) ( 0 .27 )
NET ASSET VALUE
End of period $ 17 .24 $ 15 .65 $ 14 .47 $ 12 .54 $ 16 .01
Ratios/Supplemental Data
Total return
(2)(3)
12 .69% 11 .40% 16 .92% ( 20 .48 ) % 14 .63%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .26% 0 .31% 0 .40% 0 .42% 0 .65%
Net expenses after
waivers/payments by Price
Associates 0 .14% 0 .14% 0 .14% 0 .14% 0 .17%
Net investment income 1 .26% 1 .38% 1 .55% 1 .43% 1 .12%
Portfolio turnover rate 19 .9% 24 .7% 27 .2% 22 .0% 29 .0%
Net assets, end of period (in
thousands) $157,369 $132,082 $112,086 $85,393 $90,212
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 15 .65 $ 14 .46 $ 12 .53 $ 15 .99 $ 14 .20
Investment activities
Net investment income
(1)(2)
0 .23 0 .24 0 .23 0 .22 0 .23
Net realized and unrealized
gain/loss 1 .80 1 .46 1 .90 ( 3 .47 ) 1 .85
Total from investment
activities 2 .03 1 .70 2 .13 ( 3 .25 ) 2 .08
Distributions
Net investment income ( 0 .24 ) ( 0 .25 ) ( 0 .20 ) ( 0 .19 ) ( 0 .15 )
Net realized gain ( 0 .19 ) ( 0 .26 ) — ( 0 .02 ) ( 0 .14 )
Total distributions ( 0 .43 ) ( 0 .51 ) ( 0 .20 ) ( 0 .21 ) ( 0 .29 )
NET ASSET VALUE
End of period $ 17 .25 $ 15 .65 $ 14 .46 $ 12 .53 $ 15 .99
Ratios/Supplemental Data
Total return
(2)(3)
12 .88% 11 .61% 17 .07% ( 20 .35 ) % 14 .71%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .22% 0 .26% 0 .32% 0 .38% 0 .72%
Net expenses after waivers/
payments by Price Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .01%
Net investment income 1 .43% 1 .55% 1 .75% 1 .67% 1 .40%
Portfolio turnover rate 19 .9% 24 .7% 27 .2% 22 .0% 29 .0%
Net assets, end of period (in
thousands) $149,065 $74,199 $36,196 $11,833 $1,104
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Index Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  2.8%
Diversified Telecommunication Services  0.6%
Anterix (1) 1,216 27
ATN International  977 22
Bandwidth, Class A (1) 2,974 46
Cogent Communications Holdings (2) 4,928 106
Globalstar (1)(2) 5,290 323
IDT, Class B  1,696 87
Liberty Latin America, Class A (1) 2,816 21
Liberty Latin America, Class C (1) 13,353 100
Lumen Technologies (1) 100,446 780
Shenandoah Telecommunications (2) 5,484 63
Uniti Group (1) 16,950 119
1,694
Entertainment  0.5%
AMC Entertainment Holdings, Class A (1) 51,922 81
Atlanta Braves Holdings, Class A (1)(2) 663 28
Atlanta Braves Holdings, Class C (1) 4,890 193
Cinemark Holdings  10,983 255
CuriosityStream (2) 3,011 11
Eventbrite, Class A (1) 8,328 37
Gaia (1) 1,615 6
Golden Matrix Group (1) 1,587 1
IMAX (1)(2) 4,641 172
Lionsgate Studios (1) 21,424 196
Madison Square Garden Entertainment (1) 4,201 226
Marcus  2,561 40
Playstudios (1) 7,880 5
Playtika Holding  6,536 26
Reservoir Media (1)(2) 1,872 14
Sphere Entertainment (1)(2) 2,937 279
Starz Entertainment (1) 1,273 15
Vivid Seats, Class A (1)(2) 351 3
1,588
Interactive Media & Services  0.5%
Angi (1) 3,364 44
Arena Group Holdings (1) 1,223 5
Bumble, Class A (1)(2) 7,491 27
Cargurus (1) 8,685 333
Cars.com (1)(2) 5,243 64

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
EverQuote, Class A (1) 2,902 78
fuboTV, Class A (1)(2) 36,401 92
Getty Images Holdings (1) 10,366 14
Grindr (1)(2) 3,632 49
MediaAlpha, Class A (1) 3,622 47
Nextdoor Holdings (1) 23,301 49
QuinStreet (1) 5,712 82
Rumble (1)(2) 10,955 69
Shutterstock (2) 2,624 50
Teads Holding (1) 3,077 2
Travelzoo (1) 601 4
TripAdvisor (1)(2) 12,155 177
TrueCar (1) 7,773 18
Webtoon Entertainment (1)(2) 1,692 22
Yelp (1) 6,421 195
Ziff Davis (1)(2) 4,095 144
ZipRecruiter, Class A (1)(2) 7,461 29
1,594
Media  1.0%
Advantage Solutions (1)(2) 9,457 8
AMC Networks, Class A (1) 3,208 31
Boston Omaha, Class A (1)(2) 2,201 27
Cable One (2) 556 63
EchoStar, Class A (1)(2) 14,262 1,550
Emerald Holding (2) 1,683 8
Entravision Communications, Class A  6,291 18
EW Scripps, Class A (1) 6,200 25
Gambling.com Group (1)(2) 1,524 8
Gray Media  9,578 46
Ibotta, Class A (1)(2) 1,488 34
iHeartMedia, Class A (1) 12,827 53
John Wiley & Sons, Class A  4,083 125
Magnite (1) 14,805 240
National CineMedia (2) 6,357 25
Newsmax (1)(2) 4,568 35
Nexxen International (1) 3,711 24
Optimum Communications, Class A (1)(2) 24,533 41
PubMatic, Class A (1)(2) 3,389 30
Scholastic  2,127 63
Sinclair (2) 4,044 62
Stagwell (1)(2) 12,114 59
TechTarget (1) 2,636 14
TEGNA  16,973 330

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Thryv Holdings (1) 3,600 22
USA TODAY (1) 14,499 75
3,016
Wireless Telecommunication Services  0.2%
Gogo (1) 8,619 40
Spok Holdings  1,998 27
Telephone & Data Systems  10,491 430
497
Total Communication Services 8,389
CONSUMER DISCRETIONARY  9.0%
Automobile Components  1.1%
Adient (1) 8,662 166
American Axle & Manufacturing Holdings (1)(2) 12,047 77
Cooper-Standard Holdings (1)(2) 1,833 60
Dana  12,450 296
Dorman Products (1) 2,913 359
Fox Factory Holding (1) 4,519 77
Garrett Motion  16,368 285
Gentherm (1) 3,177 115
Goodyear Tire & Rubber (1) 28,392 249
Holley (1) 6,894 28
LCI Industries  2,502 304
Motorcar Parts of America (1) 1,302 16
Patrick Industries  3,427 372
Phinia  4,030 253
Solid Power (1) 15,879 67
Standard Motor Products  2,242 83
Strattec Security (1) 429 33
Visteon  2,901 276
XPEL (1)(2) 2,552 127
3,243
Automobiles  0.0%
Faraday Future Intelligent Electric (1)(2) 16,596 17
Livewire Group (1) 3,459 15
Winnebago Industries  2,818 114
146
Broadline Retail  0.1%
Groupon (1)(2) 2,730 48
Kohl's  11,522 235
Savers Value Village (1) 3,785 36
319

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Distributors  0.1%
GigaCloud Technology, Class A (1) 2,589 101
Gold.com (2) 2,050 70
Weyco Group  581 18
189
Diversified Consumer Services  1.2%
Adtalem Global Education (1) 3,752 388
American Public Education (1) 1,840 70
Carriage Services  1,501 63
Clear Secure, Class A  9,123 320
Coursera (1) 14,397 106
Driven Brands Holdings (1)(2) 6,225 92
European Wax Center, Class A (1) 2,857 10
Frontdoor (1) 7,739 446
Graham Holdings, Class B  340 374
KinderCare Learning (1) 2,963 13
Laureate Education (1) 13,413 452
Lincoln Educational Services (1) 3,188 77
Matthews International, Class A  3,198 84
McGraw Hill (1) 3,159 52
Mister Car Wash (1) 10,747 60
Nerdy (1)(2) 6,995 7
OneSpaWorld Holdings  10,584 219
Perdoceo Education  6,714 197
Phoenix Education Partners (1) 516 16
Strategic Education  2,472 198
Stride (1) 4,529 294
Udemy (1) 10,522 62
Universal Technical Institute (1) 5,038 132
Zspace (1) 182 —
3,732
Hotels, Restaurants & Leisure  1.7%
Accel Entertainment (1) 5,233 60
Bally's (1)(2) 697 12
Biglari Holdings, Class B (1)(2) 66 22
BJ's Restaurants (1) 2,095 83
Black Rock Coffee Bar, Class A (1) 1,708 38
Bloomin' Brands  8,865 55
Brightstar Lottery  11,145 173
Brinker International (1) 4,664 669
Cheesecake Factory  4,892 247
Cracker Barrel Old Country Store  2,335 59

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Dave & Buster's Entertainment (1) 2,905 47
Denny's (1)(2) 5,572 35
Dine Brands Global (2) 1,654 53
El Pollo Loco Holdings (1)(2) 2,595 27
First Watch Restaurant Group (1)(2) 5,532 83
Genius Sports (1) 23,281 257
Global Business Travel Group I (1)(2) 13,174 101
Golden Entertainment  2,049 56
Hilton Grand Vacations (1) 6,264 280
Inspired Entertainment (1) 2,352 22
Jack in the Box  1,866 35
Krispy Kreme  8,487 34
Kura Sushi USA, Class A (1)(2) 617 32
Life Time Group Holdings (1) 15,946 424
Lindblad Expeditions Holdings (1) 4,089 59
Marriott Vacations Worldwide  2,897 167
Monarch Casino & Resort  1,329 127
Nathan's Famous  326 30
Navan, Class A (1) 3,900 67
Papa John's International  3,400 131
Portillo's, Class A (1)(2) 6,439 29
Pursuit Attractions and Hospitality (1) 2,230 75
RCI Hospitality Holdings (2) 776 18
Red Rock Resorts, Class A  5,158 320
Rush Street Interactive (1) 9,521 185
Sabre (1)(2) 40,896 56
Serve Robotics (1)(2) 6,172 64
Shake Shack, Class A (1) 4,103 333
Six Flags Entertainment (1)(2) 10,187 156
Super Group SGHC (2) 16,872 202
Sweetgreen, Class A (1)(2) 11,117 75
Target Hospitality (1) 3,574 29
United Parks & Resorts (1)(2) 2,824 102
Xponential Fitness, Class A (1)(2) 2,784 23
5,152
Household Durables  1.7%
Bassett Furniture Industries  770 13
Beazer Homes USA (1) 3,032 62
Cavco Industries (1) 821 485
Century Communities  2,799 166
Champion Homes (1) 5,964 504
Cricut, Class A (2) 4,549 23
Dream Finders Homes, Class A (1)(2) 3,183 54

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ethan Allen Interiors  2,510 57
Flexsteel Industries (2) 398 16
Green Brick Partners (1) 3,308 207
Hamilton Beach Brands Holding, Class A  784 13
Helen of Troy (1) 2,488 53
Hovnanian Enterprises, Class A (1) 527 51
Installed Building Products  2,443 634
KB Home  6,669 376
La-Z-Boy  4,331 161
Legacy Housing (1) 1,009 20
Leggett & Platt  13,850 152
LGI Homes (1) 2,026 87
Lovesac (1)(2) 1,340 20
M/I Homes (1) 2,753 352
Meritage Homes  7,346 483
Sonos (1) 12,437 218
Taylor Morrison Home (1) 10,119 596
Traeger (1) 2,404 3
Tri Pointe Homes (1) 8,965 282
5,088
Leisure Products  0.4%
Acushnet Holdings (2) 2,918 233
American Outdoor Brands (1)(2) 1,159 9
Clarus  2,960 10
Escalade  964 13
Funko, Class A (1) 3,275 11
JAKKS Pacific  840 14
Johnson Outdoors, Class A  564 24
Latham Group (1) 4,409 28
Malibu Boats, Class A (1)(2) 1,998 56
Marine Products  907 8
MasterCraft Boat Holdings (1) 1,581 30
Peloton Interactive, Class A (1) 40,753 251
Polaris  5,628 356
Smith & Wesson Brands  4,772 47
Sturm Ruger (2) 1,320 43
Topgolf Callaway Brands (1) 14,008 164
1,297
Specialty Retail  2.2%
1-800-Flowers.com, Class A (1)(2) 2,043 8
Abercrombie & Fitch, Class A (1) 4,908 618
Academy Sports & Outdoors  6,997 350
Advance Auto Parts (2) 6,338 249

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
American Eagle Outfitters  16,826 444
America's Car-Mart (1)(2) 733 18
Arhaus (1)(2) 5,443 61
Arko (2) 8,419 38
Asbury Automotive Group (1) 2,049 476
BARK (1)(2) 12,010 7
Barnes & Noble Education (1)(2) 1,410 13
Bed Bath & Beyond (1)(2) 6,213 34
Bed Bath & Beyond, Warrants, 10/7/26 (1) 538 —
Boot Barn Holdings (1) 3,242 572
Buckle  3,388 181
Build-A-Bear Workshop (2) 1,339 82
Caleres  3,323 40
Camping World Holdings, Class A  6,298 61
Citi Trends (1) 556 23
Designer Brands, Class A (2) 3,783 28
Envela (1) 639 9
EVgo (1)(2) 13,967 41
Genesco (1)(2) 992 25
Group 1 Automotive  1,298 510
Haverty Furniture  1,330 31
J Jill (2) 689 9
Lands' End (1)(2) 860 12
MarineMax (1)(2) 2,059 50
Monro  3,280 66
National Vision Holdings (1) 8,239 213
OneWater Marine, Class A (1)(2) 1,032 11
Outdoor Holding (1)(2) 8,205 14
Petco Health & Wellness (1)(2) 7,792 22
RealReal (1) 10,254 162
Revolve Group (1) 4,046 122
Sally Beauty Holdings (1) 10,546 150
Shoe Carnival  2,055 35
Signet Jewelers (2) 4,223 350
Sleep Number (1)(2) 2,215 19
Sonic Automotive, Class A  1,565 97
Stitch Fix, Class A (1) 11,636 61
ThredUp, Class A (1) 9,785 63
Torrid Holdings (1) 1,869 2
Upbound Group  5,507 97
Urban Outfitters (1) 6,453 486
Victoria's Secret (1) 7,305 396
Warby Parker, Class A (1)(2) 10,390 226

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Winmark  311 126
Zumiez (1) 1,327 35
6,743
Textiles, Apparel & Luxury Goods  0.5%
Capri Holdings (1) 12,318 301
Carter's  3,712 120
Ermenegildo Zegna (2) 6,478 67
Figs, Class A (1) 9,226 105
G-III Apparel Group  3,628 105
Kontoor Brands  5,805 355
Lakeland Industries (2) 864 8
Movado Group  1,562 32
Oxford Industries (2) 1,526 52
Rocky Brands  827 24
Steven Madden  7,596 316
Superior Group  1,119 11
Wolverine World Wide  8,557 155
1,651
Total Consumer Discretionary 27,560
CONSUMER STAPLES  1.8%
Beverages  0.1%
MGP Ingredients  1,403 34
National Beverage (1) 2,468 79
Vita Coco (1) 4,904 260
Zevia PBC, Class A (1) 6,589 15
388
Consumer Staples Distribution & Retail  0.4%
Andersons  3,406 181
Chefs' Warehouse (1) 3,857 240
Grocery Outlet Holding (1)(2) 9,849 99
HF Foods Group (1)(2) 4,041 9
Ingles Markets, Class A  1,529 105
Natural Grocers by Vitamin Cottage  1,248 31
PriceSmart  2,708 332
United Natural Foods (1) 6,342 214
Village Super Market, Class A  897 32
Weis Markets  1,356 87
1,330
Food Products  0.7%
Alico (2) 495 18
B&G Foods (2) 7,775 33

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Beyond Meat (1)(2) 36,601 30
BRC, Class A (1)(2) 12,242 14
Calavo Growers  1,852 40
Cal-Maine Foods  4,672 372
Dole  8,387 126
Forafric Global (1)(2) 365 4
Fresh Del Monte Produce  3,482 124
Hain Celestial Group (1) 9,618 10
J & J Snack Foods  1,616 146
John B. Sanfilippo & Son  826 58
Lifeway Foods (1) 484 12
Limoneira  1,710 22
Mama's Creations (1) 3,794 51
Marzetti  2,120 348
Mission Produce (1) 4,622 54
Seneca Foods, Class A (1) 505 56
Simply Good Foods (1) 9,837 197
SunOpta (1) 10,509 40
Tootsie Roll Industries (2) 1,937 71
TreeHouse Foods (1) 5,216 123
Utz Brands  7,780 81
Vital Farms (1)(2) 3,602 115
Westrock Coffee (1)(2) 3,399 14
2,159
Household Products  0.3%
Central Garden & Pet (1)(2) 914 29
Central Garden & Pet, Class A (1) 5,362 157
Energizer Holdings  6,277 125
Oil-Dri  1,050 51
Spectrum Brands Holdings  2,494 147
WD-40  1,437 283
792
Personal Care Products  0.2%
Beauty Health (1)(2) 10,758 15
Edgewell Personal Care  4,774 81
FitLife Brands (1) 373 6
Herbalife (1) 10,696 138
Honest (1)(2) 9,164 24
Interparfums  1,971 167
Lifevantage (2) 998 6
Medifast (1)(2) 1,151 12
Nature's Sunshine Products (1) 1,669 36
Nu Skin Enterprises, Class A  5,411 52

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Olaplex Holdings (1)(2) 14,624 20
USANA Health Sciences (1) 1,094 21
Waldencast, Class A (1) 4,002 8
586
Tobacco  0.1%
Ispire Technology (1)(2) 2,003 5
Turning Point Brands  1,834 199
Universal  2,517 133
337
Total Consumer Staples 5,592
ENERGY  4.8%
Energy Equipment & Services  1.8%
Archrock  18,225 474
Atlas Energy Solutions (2) 8,319 78
Borr Drilling (2) 28,440 115
Bristow Group (1) 2,968 109
Cactus, Class A  7,234 330
Core Laboratories (2) 5,033 81
DMC Global (1)(2) 1,856 12
Energy Services of America (2) 1,117 9
Expro Group Holdings (1) 9,509 127
Flowco Holdings, Class A  2,137 40
Forum Energy Technologies (1) 1,107 41
Helix Energy Solutions Group (1) 15,070 94
Helmerich & Payne  10,206 293
Innovex International (1) 4,032 88
Kodiak Gas Services  8,929 334
Liberty Energy  16,669 308
Mammoth Energy Services (1) 2,352 4
Nabors Industries (1) 1,380 75
National Energy Services Reunited (1) 6,348 99
Natural Gas Services Group  1,119 38
Noble (2) 13,313 376
Oceaneering International (1) 10,159 244
Oil States International (1) 5,907 40
Patterson-UTI Energy  36,781 225
ProFrac Holding, Class A (1) 3,542 14
ProPetro Holding (1) 8,699 83
Ranger Energy Services, Class A  2,286 32
RPC  9,677 53
SEACOR Marine Holdings (1)(2) 2,229 13
Seadrill (1) 6,646 230

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Select Water Solutions  9,951 105
Solaris Energy Infrastructure  4,332 199
TETRA Technologies (1) 13,416 126
Tidewater (1) 5,194 262
Transocean (1) 98,069 405
Valaris (1)(2) 6,594 332
5,488
Oil, Gas & Consumable Fuels  3.0%
Ardmore Shipping  3,872 41
BKV (1) 2,189 59
California Resources  7,654 342
Calumet (1)(2) 7,421 147
Centrus Energy, Class A (1)(2) 1,778 432
Clean Energy Fuels (1) 17,313 36
CNX Resources (1) 13,756 506
Comstock Resources (1)(2) 7,708 179
Core Natural Resources  5,374 476
Crescent Energy, Class A  24,992 210
CVR Energy (1) 3,223 82
Delek U.S. Holdings  6,317 187
DHT Holdings  14,369 175
Diversified Energy  6,666 97
Dorian LPG  3,884 95
Empire Petroleum (1)(2) 1,272 4
Encore Energy (1) 19,939 49
Energy Fuels (1)(2) 24,122 351
Epsilon Energy  1,816 8
Evolution Petroleum (2) 2,843 10
Excelerate Energy, Class A  2,413 68
FLEX LNG  3,288 82
FutureFuel (2) 2,509 8
Gevo (1)(2) 25,055 50
Golar LNG  10,314 384
Granite Ridge Resources (2) 5,333 25
Green Plains (1) 6,767 66
Gulfport Energy (1) 1,681 350
HighPeak Energy (2) 1,723 8
Infinity Natural Resources, Class A (1) 1,727 25
International Seaways  4,256 207
Kinetik Holdings (2) 4,697 169
Kolibri Global Energy (1)(2) 3,317 13
Kosmos Energy (1)(2) 50,508 46
Lightbridge (1)(2) 2,945 37

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Magnolia Oil & Gas, Class A  19,101 418
Murphy Oil (2) 14,237 445
NACCO Industries, Class A  397 20
Navigator Holdings (2) 3,530 61
New Fortress Energy (1)(2) 16,559 19
NextDecade (1)(2) 14,312 75
NextNRG (1)(2) 1,675 2
Nordic American Tankers (2) 21,592 74
Northern Oil & Gas (2) 10,158 218
OPAL Fuels, Class A (1)(2) 2,014 5
Par Pacific Holdings (1) 5,296 186
PBF Energy, Class A  8,876 241
Peabody Energy  12,905 383
Prairie Operating (1)(2) 2,049 4
PrimeEnergy Resources (1)(2) 44 8
REX American Resources (1) 3,123 101
Riley Exploration Permian (2) 1,472 39
Sable Offshore (1) 7,936 72
SandRidge Energy  3,931 57
Scorpio Tankers  4,722 240
SFL (2) 12,612 99
SM Energy  12,151 227
Summit Midstream (1) 930 25
Talos Energy (1) 13,293 147
Teekay  5,571 50
Teekay Tankers, Class A  2,588 138
Uranium Energy (1) 50,286 587
VAALCO Energy (2) 11,665 43
Verde Clean Fuels (1) 210 —
Vitesse Energy (2) 3,173 61
W&T Offshore (2) 9,772 16
World Kinect  5,737 134
XCF Global, Class A (1) 3,478 1
9,220
Total Energy 14,708
EQUITY FUNDS  0.2%
Mutual Funds & Exchange-Traded Funds  0.2%
iShares Russell 2000 ETF  2,465 607
Total Equity Funds 607
FINANCIALS  17.5%
Banks  9.8%
1st Source  1,943 121

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ACNB  1,115 54
Amalgamated Financial  2,246 72
Amerant Bancorp  3,569 70
Ameris Bancorp  6,976 518
Ames National  1,011 23
Arrow Financial  1,787 56
Associated Banc-Corp  17,551 452
Atlantic Union Bankshares (2) 15,031 531
Avidbank Holdings (1) 303 8
Axos Financial (1) 5,737 494
Banc of California  13,567 262
BancFirst  2,208 234
Bancorp (1) 4,474 302
Bank First  965 118
Bank of Hawaii  4,160 284
Bank of Marin Bancorp  1,566 41
Bank of NT Butterfield & Son  4,414 220
Bank7  402 16
BankFinancial (2) 1,053 13
BankUnited  7,962 355
Bankwell Financial Group  778 36
Banner  3,605 226
Bar Harbor Bankshares  1,638 51
BayCom  1,023 30
BCB Bancorp  1,402 11
Beacon Financial  8,816 232
Blue Foundry Bancorp (1) 1,797 22
Blue Ridge Bankshares  7,250 31
Bridgewater Bancshares (1) 2,062 36
Burke & Herbert Financial Services  1,444 90
Business First Bancshares  2,978 78
BV Financial (1) 818 15
Byline Bancorp  3,286 96
C&F Financial  288 21
Cadence Bank  19,658 842
California Bancorp  2,505 47
Camden National  1,800 78
Capital Bancorp  1,150 32
Capital City Bank Group  1,473 63
Capitol Federal Financial  12,945 88
Carter Bankshares (1) 2,498 49
Cathay General Bancorp  7,024 340
CB Financial Services  441 15

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Central Pacific Financial  2,794 87
CF Bankshares  364 9
Chain Bridge Bancorp, Class A (1) 223 8
Chemung Financial  484 27
ChoiceOne Financial Services  1,557 46
Citizens & Northern  1,656 33
Citizens Community Bancorp  906 16
Citizens Financial Services  505 29
City Holding  1,509 180
Civista Bancshares  2,070 46
CNB Financial  2,931 77
Coastal Financial (1) 1,325 152
CoastalSouth Bancshares (1) 455 11
Colony Bankcorp  1,677 30
Columbia Financial (1) 2,728 42
Commercial Bancgroup (1) 719 18
Community Financial System  5,588 321
Community Trust Bancorp  1,689 95
Community West Bancshares  1,879 42
ConnectOne Bancorp  4,988 131
Customers Bancorp (1) 3,292 241
CVB Financial  13,830 257
Dime Community Bancshares  4,173 126
Eagle Bancorp  2,882 62
Eagle Bancorp Montana  700 14
Eagle Financial Services (2) 434 17
Eastern Bankshares  23,341 430
ECB Bancorp (1)(2) 727 13
Enterprise Financial Services  3,882 210
Equity Bancshares, Class A  1,520 68
Esquire Financial Holdings  763 78
Farmers & Merchants Bancorp  1,256 31
Farmers National Banc  3,957 53
FB Bancorp (1)(2) 1,679 22
FB Financial  4,382 245
Fidelity D&D Bancorp  451 20
Financial Institutions  2,141 67
Finward Bancorp  325 11
Finwise Bancorp (1) 856 15
First Bancorp  1,198 32
First Bancorp North Carolina  4,271 217
First BanCorp Puerto Rico  16,798 348
First Bank New Jersey  2,132 35

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Busey  8,956 213
First Business Financial Services  866 47
First Capital (2) 308 18
First Commonwealth Financial  11,062 187
First Community  697 21
First Community Bankshares  1,692 57
First Financial  1,193 72
First Financial Bancorp  10,076 252
First Financial Bankshares  14,175 423
First Financial Northwest (1)(2)(3) 667 —
First Foundation (1) 6,961 43
First Internet Bancorp  741 15
First Interstate BancSystem, Class A (2) 9,450 327
First Merchants  6,105 229
First Mid Bancshares  2,281 89
First National  735 19
First Savings Financial Group  523 17
First United  699 26
First Western Financial (1) 823 22
Firstsun Capital Bancorp (1)(2) 1,371 52
Five Star Bancorp  1,687 60
Flagstar Bank  32,065 404
Flushing Financial  3,490 53
Franklin Financial Services  396 20
FS Bancorp  512 21
Fulton Financial  19,256 372
FVCBankcorp  1,438 20
GBank Financial Holdings (1)(2) 884 30
German American Bancorp  3,899 153
Glacier Bancorp  13,527 596
Great Southern Bancorp  915 56
Greene County Bancorp  689 15
Hancock Whitney  8,933 569
Hanmi Financial  3,153 85
Hanover Bancorp  448 10
Hawthorn Bancshares  548 19
HBT Financial  1,200 31
Heritage Commerce  6,338 76
Heritage Financial  3,621 86
Hilltop Holdings  4,622 157
Hingham Institution For Savings  177 50
Home Bancorp  679 39
Home BancShares  19,856 552

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
HomeTrust Bancshares  1,721 74
Hope Bancorp  12,907 141
Horizon Bancorp  5,053 86
Independent Bank, (MA)  5,312 388
Independent Bank, (MI)  2,147 70
International Bancshares  5,756 382
Investar Holding  1,027 27
John Marshall Bancorp  946 19
Kearny Financial  5,630 42
Lakeland Financial  2,704 154
Landmark Bancorp  449 12
LCNB  1,402 23
LINKBANCORP  2,102 17
Live Oak Bancshares  3,664 126
MainStreet Bancshares  663 13
Mechanics Bancorp, Class A (2) 4,812 70
Mercantile Bank  1,661 80
Meridian  857 15
Metrocity Bankshares  2,117 56
Metropolitan Bank Holding  959 73
Mid Penn Bancorp  2,000 62
Middlefield Banc  722 25
Midland States Bancorp  2,070 44
MidWestOne Financial Group  1,765 68
MVB Financial  1,273 33
National Bank Holdings, Class A  4,074 155
National Bankshares  657 22
NB Bancorp  3,925 78
NBT Bancorp  5,416 225
Nicolet Bankshares  1,342 163
Northeast Bank  731 76
Northeast Community Bancorp  1,261 29
Northfield Bancorp  3,774 43
Northpointe Bancshares  1,943 33
Northrim BanCorp  2,351 63
Northwest Bancshares  15,559 187
Norwood Financial (2) 841 24
Oak Valley Bancorp  670 20
OceanFirst Financial  5,969 107
OFG Bancorp  4,681 192
Ohio Valley Banc  358 14
Old National Bancorp  36,875 823
Old Second Bancorp  5,277 103

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
OP Bancorp (2) 1,110 16
Orange County Bancorp  1,151 33
Origin Bancorp  3,212 121
Orrstown Financial Services  1,973 70
Park National  1,567 238
Parke Bancorp  960 24
Pathward Financial  2,412 171
Patriot National Bancorp (1) 4,180 8
PCB Bancorp  1,222 26
Peapack-Gladstone Financial  1,716 48
Peoples Bancorp  3,642 109
Peoples Bancorp of North Carolina  410 15
Peoples Financial Services  1,011 49
Pioneer Bancorp (1) 1,079 15
Plumas Bancorp  709 32
Ponce Financial Group (1) 952 16
Preferred Bank  1,193 113
Primis Financial  2,479 34
Princeton Bancorp  533 18
Provident Financial Services  13,623 269
QCR Holdings  1,778 148
RBB Bancorp  1,855 38
Red River Bancshares  519 37
Renasant  9,946 350
Republic Bancorp, Class A  888 61
Rhinebeck Bancorp (1) 430 5
Richmond Mutual BanCorp  859 12
Riverview Bancorp  1,930 10
S&T Bancorp  3,987 157
SB Financial Group  561 12
Seacoast Banking  8,981 282
ServisFirst Bancshares  5,444 391
Shore Bancshares  3,149 56
Sierra Bancorp  1,388 45
Simmons First National, Class A  14,970 282
SmartFinancial  1,572 58
Sound Financial Bancorp (2) 202 9
South Plains Financial  1,394 54
Southern First Bancshares (1) 849 44
Southern Missouri Bancorp  1,043 62
Southside Bancshares  3,068 93
SR Bancorp (2) 743 12
Stellar Bancorp  5,055 156

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Sterling Bancorp (1)(3) 2,133 —
Stock Yards Bancorp  2,786 181
Texas Capital Bancshares (1) 4,800 435
Third Coast Bancshares (1) 1,395 53
Timberland Bancorp  856 31
Tompkins Financial  1,425 103
Towne Bank  7,797 260
TriCo Bancshares  3,259 154
Triumph Financial (1) 2,442 153
TrustCo Bank  1,991 82
Trustmark  5,947 232
UMB Financial  7,649 880
Union Bankshares  344 8
United Bankshares  14,739 566
United Community Banks  12,922 403
United Security Bancshares  1,307 13
Unity Bancorp  819 42
Univest Financial  2,817 92
USCB Financial Holdings  1,213 22
Valley National Bancorp  51,111 597
Virginia National Bankshares  474 19
WaFd  8,240 264
Washington Trust Bancorp  2,079 61
WesBanco  9,991 332
West BanCorp  1,663 37
Westamerica BanCorp  2,424 116
Western New England Bancorp  1,732 22
WSFS Financial  5,906 326
30,128
Capital Markets  1.8%
Acadian Asset Management  2,805 132
AlTi Global (1)(2) 4,363 20
Artisan Partners Asset Management, Class A  6,613 269
Bakkt Holdings (1)(2) 1,094 11
BGC Group, Class A  38,341 342
Cohen & Steers  2,941 185
Diamond Hill Investment Group  268 46
DigitalBridge Group (2) 18,758 288
Donnelley Financial Solutions (1) 2,767 129
Fold Holdings (1) 646 2
Forge Global Holdings (1) 1,060 47
GCM Grosvenor, Class A  5,293 60
Innventure (1) 2,853 12

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Marex Group  5,694 218
MarketWise (2) 203 3
Miami International Holdings (1) 2,456 109
Moelis, Class A  7,833 539
Open Lending (1) 9,670 15
P10, Class A (2) 6,202 61
Patria Investments, Class A (2) 6,779 108
Perella Weinberg Partners (2) 6,487 112
Piper Sandler  1,842 626
PJT Partners, Class A  2,423 405
Siebert Financial (1) 1,344 5
Silvercrest Asset Management Group, Class A  911 14
StepStone Group, Class A  7,346 471
StoneX Group (1) 5,165 491
Value Line (2) 68 3
Victory Capital Holdings, Class A (2) 4,673 295
Virtus Investment Partners  686 112
Webull (1)(2) 28,484 221
Westwood Holdings Group  703 12
WisdomTree (2) 12,504 152
5,515
Consumer Finance  1.1%
Atlanticus Holdings (1) 547 37
Bread Financial Holdings  4,834 358
Consumer Portfolio Services (1) 875 8
Dave (1) 1,065 236
Encore Capital Group (1) 2,427 132
Enova International (1) 2,546 400
FirstCash Holdings  4,174 665
Green Dot, Class A (1) 5,181 66
Jefferson Capital  607 14
LendingClub (1) 11,975 227
LendingTree (1) 1,177 63
Medallion Financial  1,757 18
Navient  7,418 96
Nelnet, Class A  1,188 158
NerdWallet, Class A (1) 4,547 62
Oportun Financial (1) 4,545 24
OppFi  2,749 29
PRA Group (1) 4,135 73
PROG Holdings  4,184 123
Regional Management  910 35
Upstart Holdings (1)(2) 8,880 388

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vroom (1) 103 2
World Acceptance (1) 292 41
3,255
Financial Services  2.1%
Acacia Research (1)(2) 3,565 13
Alerus Financial  2,529 57
Banco Latinoamericano de Comercio Exterior, Class E  2,819 126
Better Home & Finance Holding (1)(2) 549 18
Burford Capital (2) 21,304 190
Cannae Holdings  4,621 73
Cantaloupe (1) 5,693 60
Cass Information Systems  1,221 51
Compass Diversified Holdings (2) 7,350 35
Enact Holdings  3,023 120
Essent Group  9,984 649
EVERTEC  6,816 198
Federal Agricultural Mortgage, Class C  1,002 176
Finance Of America, Class A (1)(2) 420 10
Flywire (1) 12,580 178
HA Sustainable Infrastructure Capital  12,910 406
International Money Express (1) 2,751 42
Jackson Financial, Class A  7,293 778
loanDepot, Class A (1)(2) 9,670 20
Marqeta, Class A (1) 37,063 176
Merchants Bancorp (2) 2,748 94
NCR Atleos (1) 7,734 295
NewtekOne  2,429 28
NMI Holdings, Class A (1) 8,250 337
Onity Group (1)(2) 664 30
Pagseguro Digital, Class A  18,983 183
Payoneer Global (1) 29,895 168
Paysafe (1)(2) 3,181 26
Paysign (1) 3,323 17
PennyMac Financial Services  3,082 406
Priority Technology Holdings (1)(2) 2,540 14
Radian Group  14,293 514
Remitly Global (1) 17,762 245
Repay Holdings (1)(2) 7,593 28
Security National Financial, Class A (1) 1,457 13
Sezzle (1)(2) 1,662 105
StoneCo, Class A (1) 26,460 391
SWK Holdings (2) 287 5
Triller Group (1) 9,788 —

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Velocity Financial (1) 1,053 22
Walker & Dunlop  3,488 210
Waterstone Financial  1,511 25
6,532
Insurance  1.9%
Abacus Global Management  3,978 34
American Coastal Insurance, Class C (2) 2,709 34
American Integrity Insurance Group (1) 789 16
AMERISAFE  2,039 78
Aspen Insurance Holdings, Class A (1)(2) 1,667 62
Ategrity Specialty Holdings (1) 619 13
Baldwin Insurance Group (1)(2) 7,456 179
Bowhead Specialty Holdings (1)(2) 1,938 55
Citizens (1)(2) 4,262 21
CNO Financial Group  10,153 431
Crawford, Class A  1,606 18
Donegal Group, Class A  1,880 38
eHealth (1) 2,718 13
Employers Holdings  2,214 96
F&G Annuities & Life  3,839 118
Fidelis Insurance Holdings  5,570 109
Genworth Financial (1) 42,906 387
GoHealth, Class A (1)(2) 368 1
Goosehead Insurance, Class A  2,516 185
Greenlight Capital Re, Class A (1) 2,819 41
Hamilton Insurance Group, Class B (1) 4,814 134
HCI Group  1,143 219
Heritage Insurance Holdings (1) 2,649 78
Hippo Holdings (1) 1,936 58
Horace Mann Educators  4,323 200
Investors Title (2) 139 35
James River Group Holdings  3,654 23
Kestrel Group (1) 337 4
Kingstone  1,041 18
Kingsway Financial Services (1)(2) 2,385 32
Lemonade (1)(2) 6,382 454
MBIA (1)(2) 4,534 33
Mercury General  2,844 268
NI Holdings (1) 703 9
Octave Specialty Group (1) 4,666 36
Palomar Holdings (1) 2,783 375
ProAssurance (1) 5,298 128
Root, Class A (1)(2) 1,258 91

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Safety Insurance Group  1,541 120
Selective Insurance Group  6,410 536
Selectquote (1) 13,427 19
SiriusPoint (1) 10,840 237
Skyward Specialty Insurance Group (1) 3,720 190
Slide Insurance Holdings (1) 2,902 57
Stewart Information Services  2,947 207
Tiptree  2,568 47
Trupanion (1)(2) 3,858 144
United Fire Group  2,199 80
Universal Insurance Holdings  2,643 89
5,850
Mortgage Real Estate Investment Trusts  0.8%
ACRES Commercial Realty, REIT (1) 582 13
Adamas Trust, REIT  9,016 66
Advanced Flower Capital, REIT (2) 1,694 5
Angel Oak Mortgage REIT, REIT  1,174 10
Apollo Commercial Real Estate Finance, REIT  14,516 141
Arbor Realty Trust, REIT  20,225 157
Ares Commercial Real Estate, REIT (2) 5,180 25
ARMOUR Residential REIT, REIT (2) 11,763 208
Blackstone Mortgage Trust, Class A, REIT  16,798 321
BrightSpire Capital, REIT (2) 13,801 77
Chicago Atlantic Real Estate Finance, REIT  1,716 21
Chimera Investment, REIT  8,372 104
Claros Mortgage Trust, REIT (1) 9,220 28
Dynex Capital, REIT (2) 15,071 211
Ellington Financial, REIT (2) 10,399 141
Franklin BSP Realty Trust, REIT  8,494 85
Invesco Mortgage Capital, REIT  7,142 60
KKR Real Estate Finance Trust, REIT  6,194 51
Ladder Capital, REIT  11,951 131
Lument Finance Trust, REIT  4,314 6
MFA Financial, REIT (2) 10,718 100
Nexpoint Real Estate Finance, REIT (2) 728 10
Orchid Island Capital, REIT (2) 15,516 112
PennyMac Mortgage Investment Trust, REIT  9,105 114
Ready Capital, REIT (2) 13,324 29
Redwood Trust, REIT  13,986 77
Rithm Property Trust, REIT  663 11
Seven Hills Realty Trust, REIT  2,397 21
Sunrise Realty Trust, REIT (2) 875 8
TPG Mortgage Investment Trust, REIT  2,898 25

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
TPG RE Finance Trust, REIT  7,270 63
Two Harbors Investment, REIT  10,909 115
2,546
Total Financials 53,826
HEALTH CARE  18.6%
Biotechnology  9.2%
4D Molecular Therapeutics (1) 4,452 33
Abeona Therapeutics (1)(2) 5,076 27
Absci (1) 14,298 50
ACADIA Pharmaceuticals (1) 13,123 350
Actuate Therapeutics (1) 567 3
ADC Therapeutics (1) 9,591 34
ADMA Biologics (1) 24,399 445
Aduro Biotech, Rights, 12/31/49 (1)(3) 35 —
Agios Pharmaceuticals (1) 5,991 163
Akebia Therapeutics (1) 25,109 40
Aldeyra Therapeutics (1) 5,498 28
Alector (1) 7,957 12
Alkermes (1) 17,102 478
Allogene Therapeutics (1) 14,278 20
Altimmune (1)(2) 8,684 31
Amicus Therapeutics (1) 31,414 447
AnaptysBio (1) 1,817 88
Anavex Life Sciences (1)(2) 8,804 31
Anika Therapeutics (1) 1,164 11
Annexon (1) 10,456 52
Apogee Therapeutics (1) 3,969 300
Arbutus Biopharma (1)(2) 15,983 77
Arcellx (1) 3,618 236
Arcturus Therapeutics Holdings (1)(2) 2,556 16
Arcus Biosciences (1) 8,039 192
Arcutis Biotherapeutics (1) 11,621 337
Ardelyx (1) 24,583 143
ArriVent Biopharma (1)(2) 3,187 64
Arrowhead Pharmaceuticals (1) 13,960 927
ARS Pharmaceuticals (1)(2) 6,310 73
Astria Therapeutics (1) 3,873 51
aTyr Pharma (1) 8,518 7
Aura Biosciences (1) 4,883 27
Aurinia Pharmaceuticals (1) 12,437 198
Avidity Biosciences (1) 12,179 878
Avita Medical (1)(2) 1,180 4
Beam Therapeutics (1)(2) 10,098 280

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Benitec Biopharma (1) 1,363 18
Bicara Therapeutics (1) 3,002 51
BioCryst Pharmaceuticals (1) 22,206 173
Biohaven (1) 9,392 106
Bridgebio Pharma (1) 16,687 1,276
Bright Minds Biosciences (1) 506 39
Candel Therapeutics (1)(2) 4,893 28
Capricor Therapeutics (1) 4,103 118
Cardiff Oncology (1)(2) 5,836 16
CareDx (1) 5,384 101
Cartesian Therapeutics (1)(2) 925 7
Cartesian Therapeutics, CVR (1)(2)(3) 5,723 —
Catalyst Pharmaceuticals (1) 12,268 286
Celcuity (1)(2) 3,318 331
Celldex Therapeutics (1) 7,019 191
CG oncology (1) 5,905 245
Chinook Therapeutics, CVR (1)(3) 2,945 —
Cidara Therapeutics (1) 2,067 457
Cogent Biosciences (1) 14,643 520
Coherus Oncology (1)(2) 10,321 15
Compass Therapeutics (1) 12,945 69
Corvus Pharmaceuticals (1) 6,470 50
CRISPR Therapeutics (1) 9,185 482
Cullinan Therapeutics (1) 5,754 60
Cytokinetics (1) 12,295 781
Day One Biopharmaceuticals (1) 8,445 79
Denali Therapeutics (1) 13,995 231
Design Therapeutics (1) 2,348 22
DiaMedica Therapeutics (1)(2) 3,752 30
Dianthus Therapeutics (1) 2,467 102
Disc Medicine (1) 2,560 203
Dynavax Technologies (1) 10,470 161
Dyne Therapeutics (1) 13,084 256
Editas Medicine (1) 8,253 17
Eledon Pharmaceuticals (1)(2) 5,523 8
Emergent BioSolutions (1) 5,344 66
Enanta Pharmaceuticals (1) 2,985 47
Entrada Therapeutics (1) 3,116 32
Erasca (1) 18,752 70
Fate Therapeutics (1) 10,237 10
Fennec Pharmaceuticals (1)(2) 2,222 17
Foghorn Therapeutics (1) 3,087 17
Geron (1) 58,730 78

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Gossamer Bio (1)(2) 20,432 63
GRAIL (1) 3,712 318
Greenwich Lifesciences (1)(2) 624 13
GTX, CVR (1)(3) 1 —
Gyre Therapeutics (1) 1,284 9
Heron Therapeutics (1)(2) 14,371 19
Humacyte (1)(2) 11,781 11
Ideaya Biosciences (1) 8,503 294
ImmunityBio (1) 29,091 58
Immunome (1) 9,591 206
Immunovant (1) 7,326 186
Inhibikase Therapeutics (1)(2) 5,720 12
Inhibrx, CVR (1)(3) 2,250 —
Inhibrx Biosciences (1)(2) 947 75
Inmune Bio (1)(2) 1,269 2
Intellia Therapeutics (1)(2) 10,766 97
Iovance Biotherapeutics (1) 30,635 84
Ironwood Pharmaceuticals (1) 16,844 57
iTEOS Therapeutics, CVR (1)(3) 2,806 —
Jade Biosciences  4,614 71
Janux Therapeutics (1) 4,087 56
KalVista Pharmaceuticals (1)(2) 4,068 66
Keros Therapeutics (1) 2,801 57
Kodiak Sciences (1) 3,377 94
Korro Bio (1)(2) 679 5
Krystal Biotech (1) 2,610 643
Kura Oncology (1) 8,397 87
Kymera Therapeutics (1) 5,945 463
Larimar Therapeutics (1) 5,488 21
Lexeo Therapeutics (1) 6,226 62
Madrigal Pharmaceuticals (1) 1,956 1,139
MannKind (1) 32,460 184
MapLight Therapeutics (1) 1,760 31
MeiraGTx Holdings (1)(2) 4,265 34
MiMedx Group (1) 12,428 84
Mineralys Therapeutics (1) 4,785 174
Mirum Pharmaceuticals (1) 4,261 337
Monopar Therapeutics (1) 507 33
Monte Rosa Therapeutics (1)(2) 4,884 77
Myriad Genetics (1) 9,721 60
Neurogene (1)(2) 1,095 23
Nkarta (1)(2) 4,961 9
Novavax (1)(2) 15,625 105

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Nurix Therapeutics (1) 10,255 195
Nuvalent, Class A (1) 5,274 530
Nuvectis Pharma (1) 1,217 9
Olema Pharmaceuticals (1) 6,376 159
Organogenesis Holdings (1) 6,690 35
ORIC Pharmaceuticals (1) 7,179 59
Oruka Therapeutics (1)(2) 3,898 118
Palvella Therapeutics (1) 763 80
Perspective Therapeutics (1)(2) 5,607 15
Praxis Precision Medicines (1) 2,371 699
Precigen (1)(2) 17,956 75
Prime Medicine (1) 9,402 33
Protagonist Therapeutics (1) 6,133 536
Protalix BioTherapeutics (1)(2) 6,593 12
Protara Therapeutics (1) 3,055 16
Prothena (1)(2) 4,290 41
PTC Therapeutics (1) 8,184 622
Puma Biotechnology (1) 4,275 25
Recursion Pharmaceuticals, Class A (1) 38,847 159
REGENXBIO (1) 5,046 73
Relay Therapeutics (1) 15,011 127
Replimune Group (1) 7,252 70
Rezolute (1) 8,068 19
Rhythm Pharmaceuticals (1) 5,548 594
Rigel Pharmaceuticals (1) 1,840 79
Rocket Pharmaceuticals (1) 9,409 33
Sana Biotechnology (1)(2) 16,445 67
Savara (1) 14,597 88
Scholar Rock Holding (1) 8,556 377
SELLAS Life Sciences Group (1)(2) 11,484 43
Sionna Therapeutics (1) 1,594 66
Soleno Therapeutics (1) 4,796 222
Solid Biosciences (1) 6,477 37
Spyre Therapeutics (1) 7,080 232
Stoke Therapeutics (1) 4,663 148
Syndax Pharmaceuticals (1) 8,897 187
Tango Therapeutics (1)(2) 10,673 95
Taysha Gene Therapies (1) 22,294 123
Tectonic Therapeutic (1)(2) 1,033 22
Tevogen Bio Holdings (1) 2,273 1
TG Therapeutics (1) 15,278 455
Tobira Therapeutics, CVR (1)(3) 25 —
Tonix Pharmaceuticals Holding (1) 1,094 17

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Travere Therapeutics (1) 8,714 333
TriSalus Life Sciences (1) 3,457 24
TuHURA Biosciences (1) 2,445 2
Twist Bioscience (1) 6,333 201
Tyra Biosciences (1) 2,555 67
Upstream Bio (1)(2) 3,409 93
UroGen Pharma (1) 3,947 92
Vanda Pharmaceuticals, A Shares (1) 6,132 54
Vaxcyte (1) 12,059 556
Vera Therapeutics (1) 5,721 290
Veracyte (1) 8,266 348
Verastem (1) 4,933 38
Vericel (1) 5,242 189
Vir Biotechnology (1) 9,381 57
Viridian Therapeutics (1) 8,223 256
Voyager Therapeutics (1) 5,293 21
Xencor (1) 7,313 112
Xenon Pharmaceuticals (1) 8,012 359
XOMA Royalty (1)(2) 921 24
Zenas Biopharma (1)(2) 1,867 68
Zymeworks (1) 5,169 136
28,351
Health Care Equipment & Supplies  2.7%
Accuray (1) 10,247 8
Acme United  314 13
Alphatec Holdings (1) 12,256 258
AngioDynamics (1) 3,907 50
Anteris Technologies Global (1)(2) 4,257 21
Artivion (1) 4,318 197
AtriCure (1) 5,128 203
Avanos Medical (1) 4,719 53
Axogen (1) 4,610 151
Beta Bionics (1) 4,026 123
Bioventus, Class A (1)(2) 4,572 34
Butterfly Network (1)(2) 21,622 82
CapsoVision (1) 562 6
Carlsmed (1) 669 8
Ceribell (1) 2,661 58
Cerus (1) 20,705 43
ClearPoint Neuro (1)(2) 2,819 39
CONMED  3,360 136
CVRx (1)(2) 1,648 12
Delcath Systems (1)(2) 2,955 30

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Electromed (1) 651 19
Embecta  6,219 74
Enovis (1) 6,139 164
Glaukos (1) 5,888 665
Haemonetics (1) 5,082 407
ICU Medical (1) 2,552 364
Inogen (1) 2,381 16
Integer Holdings (1) 3,642 286
Integra LifeSciences Holdings (1)(2) 7,168 89
iRadimed  860 84
iRhythm Technologies (1) 3,359 596
Kestra Medical Technologies (1) 1,919 51
KORU Medical Systems (1) 4,835 28
Lantheus Holdings (1) 7,066 470
LeMaitre Vascular  2,210 179
LENSAR (1)(2) 888 10
LivaNova (1) 5,749 354
Lucid Diagnostics (1)(2) 6,559 7
Merit Medical Systems (1) 6,163 543
Myomo (1)(2) 3,090 3
Neogen (1) 22,844 160
Neuronetics (1) 3,413 5
NeuroPace (1) 2,810 43
Novocure (1) 10,584 137
Omnicell (1) 4,840 219
OraSure Technologies (1) 7,091 17
Orthofix Medical (1) 3,968 60
OrthoPediatrics (1)(2) 1,648 29
Outset Medical (1) 1,664 6
Picard Medical (1) 519 1
PROCEPT BioRobotics (1)(2) 5,561 175
Pro-Dex (1)(2) 200 8
Pulmonx (1) 4,193 9
Pulse Biosciences (1)(2) 1,986 27
QuidelOrtho (1) 7,177 205
RxSight (1) 3,643 38
Sanara Medtech (1) 378 9
SANUWAVE Health (1) 659 20
Semler Scientific (1)(2) 1,185 18
Shoulder Innovations (1) 469 7
SI-BONE (1) 3,972 78
Sight Sciences (1) 4,542 36
STAAR Surgical (1) 5,199 120

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Stereotaxis (1) 6,965 16
Tactile Systems Technology (1) 2,422 70
Tandem Diabetes Care (1) 7,191 158
TransMedics Group (1) 3,495 425
Treace Medical Concepts (1)(2) 4,873 12
UFP Technologies (1) 782 174
Utah Medical Products  308 17
Varex Imaging (1) 4,457 52
8,285
Health Care Providers & Services  3.3%
AdaptHealth (1) 10,659 106
Addus HomeCare (1) 1,922 206
agilon health (1) 29,640 20
AirSculpt Technologies (1)(2) 1,364 3
Alignment Healthcare (1) 14,990 296
AMN Healthcare Services (1) 4,024 63
Ardent Health (1)(2) 2,273 20
Astrana Health (1) 4,251 105
Aveanna Healthcare Holdings (1) 6,869 56
BrightSpring Health Services (1) 11,738 440
Brookdale Senior Living (1) 24,253 262
Castle Biosciences (1) 2,995 116
Clover Health Investments (1)(2) 43,623 103
Community Health Systems (1)(2) 14,140 44
Concentra Group Holdings Parent  12,352 243
CorVel (1) 3,082 209
Cross Country Healthcare (1) 3,074 25
DocGo (1) 8,970 8
Enhabit (1) 5,382 50
Ensign Group  5,911 1,030
Fulgent Genetics (1) 2,234 59
GeneDx Holdings (1) 1,986 258
Guardant Health (1) 12,777 1,305
Guardian Pharmacy Services, Class A (1) 2,431 73
HealthEquity (1) 8,982 823
Hims & Hers Health (1)(2) 21,590 701
Innovage Holding (1) 1,899 10
Joint (1)(2) 1,419 12
LifeStance Health Group (1) 16,835 119
Nano-X Imaging (1) 6,035 17
National HealthCare  1,321 181
National Research  1,279 24
NeoGenomics (1) 13,499 159

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Nutex Health (1) 363 60
Omada Health (1) 907 14
Oncology Institute (1)(2) 7,015 25
OPKO Health (1) 44,458 56
Option Care Health (1) 16,833 536
Oscar Health, Class A (1) 20,476 294
Owens & Minor (1)(2) 7,281 20
PACS Group (1)(2) 4,606 177
Pediatrix Medical Group (1) 9,096 195
Pennant Group (1) 3,615 102
Privia Health Group (1) 12,143 288
Progyny (1) 7,958 204
RadNet (1) 7,197 513
SBC Medical Group Holdings (1) 529 2
Select Medical Holdings  11,420 170
Sonida Senior Living (1) 517 17
Strata Critical Medical (1)(2) 7,068 34
Surgery Partners (1) 8,033 124
Talkspace (1)(2) 15,668 57
U.S. Physical Therapy  1,567 122
Viemed Healthcare (1) 3,469 26
10,182
Health Care Technology  0.3%
Definitive Healthcare (1) 4,558 13
Evolent Health, Class A (1) 12,402 50
Health Catalyst (1)(2) 6,360 15
HealthStream  2,590 60
HeartFlow (1) 2,024 59
LifeMD (1)(2) 3,476 12
Multiplan (1)(2) 754 32
OptimizeRx (1)(2) 1,730 21
Phreesia (1) 5,973 101
Schrodinger (1) 6,094 109
Simulations Plus (1) 1,659 30
Teladoc Health (1)(2) 18,933 132
TruBridge (1)(2) 939 21
Waystar Holding (1) 11,528 378
1,033
Life Sciences Tools & Services  0.5%
10X Genomics, Class A (1) 11,499 188
Adaptive Biotechnologies (1) 15,815 257
Alpha Teknova (1) 1,152 4
Atlantic International (1) 1,007 1

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Azenta (1)(2) 4,392 146
BioLife Solutions (1) 4,392 106
Codexis (1)(2) 8,405 14
CryoPort (1) 5,302 51
Cytek Biosciences (1)(2) 12,695 64
Fortrea Holdings (1) 9,667 167
Ginkgo Bioworks Holdings (1)(2) 4,366 36
Lifecore Biomedical (1)(2) 2,595 21
Maravai LifeSciences Holdings, Class A (1)(2) 11,471 37
MaxCyte (1) 9,855 15
Mesa Laboratories  557 44
Niagen Bioscience (1)(2) 5,112 33
Omniab (1) 9,457 17
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1) 29,688 56
Personalis (1)(2) 5,292 42
Quanterix (1)(2) 4,041 26
Quantum-Si (1) 17,708 19
Standard BioTools (1) 32,615 42
1,386
Pharmaceuticals  2.6%
Aardvark Therapeutics (1) 1,069 14
Aclaris Therapeutics (1) 8,561 26
Alumis (1)(2) 5,977 58
Amneal Pharmaceuticals (1) 15,951 201
Amphastar Pharmaceuticals (1) 3,887 104
Amylyx Pharmaceuticals (1)(2) 8,961 108
ANI Pharmaceuticals (1) 1,954 154
Aquestive Therapeutics (1)(2) 10,288 66
Arvinas (1) 6,946 82
Atea Pharmaceuticals (1)(2) 7,019 25
Avadel Pharmaceuticals (1) 9,456 204
Axsome Therapeutics (1) 4,298 785
BioAge Labs (1) 2,634 35
Biote, Class A (1) 2,536 7
Collegium Pharmaceutical (1) 3,339 155
CorMedix (1)(2) 7,401 86
Crinetics Pharmaceuticals (1) 9,525 443
Edgewise Therapeutics (1)(2) 7,014 174
Enliven Therapeutics (1)(2) 4,029 62
Esperion Therapeutics (1) 23,467 87
Eton Pharmaceuticals (1)(2) 2,797 47

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Evolus (1)(2) 5,972 40
EyePoint (1)(2) 7,672 140
Fulcrum Therapeutics (1) 4,638 52
Harmony Biosciences Holdings (1) 4,691 176
Harrow (1)(2) 3,388 166
Indivior (1) 12,789 459
Innoviva (1) 6,782 136
Journey Medical (1)(2) 1,149 9
LB Pharmaceuticals (1) 2,007 45
LENZ Therapeutics (1)(2) 1,762 28
Ligand Pharmaceuticals (1) 2,010 380
Liquidia (1)(2) 6,789 234
Maze Therapeutics (1) 2,167 90
MBX Biosciences (1) 2,847 90
MediWound (1)(2) 780 14
Mind Medicine MindMed (1) 9,534 128
Nuvation Bio (1)(2) 25,528 229
Ocular Therapeutix (1) 19,127 232
Omeros (1)(2) 6,814 117
Pacira BioSciences (1) 4,838 125
Phathom Pharmaceuticals (1)(2) 4,073 68
Phibro Animal Health, Class A  2,143 80
Prestige Consumer Healthcare (1) 5,221 322
Rapport Therapeutics (1) 2,849 86
Septerna (1) 2,329 65
SIGA Technologies  4,204 26
Supernus Pharmaceuticals (1) 5,727 285
Tarsus Pharmaceuticals (1) 4,140 339
Terns Pharmaceuticals (1) 9,054 366
Theravance Biopharma (1)(2) 4,070 76
Third Harmonic Bio (1)(2)(3) 2,206 —
Trevi Therapeutics (1) 9,154 115
Tvardi Therapeutics (1) 466 2
WaVe Life Sciences (1) 11,854 201
Xeris Biopharma Holdings (1) 15,849 124
Zevra Therapeutics (1)(2) 5,897 53
8,021
Total Health Care 57,258
INDUSTRIALS & BUSINESS SERVICES  17.3%
Aerospace & Defense  1.9%
AAR (1) 4,037 334
AeroVironment (1) 3,981 963
AerSale (1) 3,158 22

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
AIRO Group Holdings (1)(2) 689 6
Archer Aviation, Class A (1) 66,036 497
Astronics (1) 3,153 171
Byrna Technologies (1)(2) 1,778 30
Cadre Holdings (2) 2,984 122
Ducommun (1) 1,435 137
Eve Holding (1)(2) 9,269 37
Firefly Aerospace (1) 2,242 50
Intuitive Machines (1)(2) 11,385 185
Kratos Defense & Security Solutions (1) 17,537 1,331
Mercury Systems (1) 5,493 401
Moog, Class A  2,962 721
National Presto Industries  563 60
Park Aerospace  2,051 44
Red Cat Holdings (1)(2) 10,190 81
Redwire (1) 7,134 54
Satellogic, Class A (1) 6,481 12
V2X (1) 2,344 128
Voyager Technologies, Class A (1) 1,353 35
VSE  2,383 412
5,833
Air Freight & Logistics  0.1%
Arrive AI (1) 363 1
Forward Air (1)(2) 2,290 57
Hub Group, Class A  6,314 269
Radiant Logistics (1) 3,345 21
348
Building Products  1.5%
American Woodmark (1) 1,540 83
Apogee Enterprises  2,223 81
AZZ  3,134 336
CSW Industrials (2) 1,718 504
Gibraltar Industries (1) 3,169 157
Griffon  4,052 299
Insteel Industries  1,999 63
Janus International Group (1) 14,098 92
JELD-WEN Holding (1) 8,272 20
Masterbrand (1) 13,654 151
Modine Manufacturing (1) 5,519 737
Quanex Building Products  4,964 76
Resideo Technologies (1) 13,619 478
Tecnoglass  2,761 139
UFP Industries  6,129 558

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Zurn Elkay Water Solutions  15,830 736
4,510
Commercial Services & Supplies  1.4%
ABM Industries  6,446 273
ACCO Brands  9,099 34
ACV Auctions, Class A (1) 17,486 140
BrightView Holdings (1) 7,519 95
Brink's  4,439 518
Casella Waste Systems, Class A (1) 6,624 649
Cimpress (1) 1,766 118
CompX International  167 4
CoreCivic (1) 11,198 214
Deluxe  4,640 104
Ennis  2,701 49
Enviri (1) 8,026 144
GEO Group (1) 14,412 232
Healthcare Services Group (1) 7,497 143
HNI  6,751 284
Interface  6,149 172
Liquidity Services (1) 2,390 72
MillerKnoll  7,050 129
Mobile Infrastructure (1) 1,370 3
Montrose Environmental Group (1) 3,427 85
NL Industries  1,083 6
OPENLANE (1) 11,120 331
Perma-Fix Environmental Services (1)(2) 1,800 23
Pitney Bowes  17,127 181
Quad/Graphics  2,786 17
UniFirst  1,547 298
Vestis (2) 11,873 79
Virco Mfg. (2) 1,042 7
4,404
Construction & Engineering  2.4%
Ameresco, Class A (1) 3,352 98
Arcosa  5,119 544
Argan  1,410 442
Bowman Consulting Group (1) 1,527 50
Centuri Holdings (1) 8,033 203
Concrete Pumping Holdings  2,426 16
Construction Partners, Class A (1) 4,947 537
Dycom Industries (1) 2,951 997
Fluor (1) 16,965 672
Granite Construction  4,615 532

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Great Lakes Dredge & Dock (1) 7,005 92
IES Holdings (1)(2) 953 371
Legence, Class A (1) 3,865 166
Limbach Holdings (1)(2) 1,136 89
Matrix Service (1) 3,022 35
MYR Group (1) 1,628 356
NWPX Infrastructure (1) 1,032 65
Orion Group Holdings (1) 4,017 40
Primoris Services  5,699 708
Southland Holdings (1) 912 3
Sterling Infrastructure (1) 3,139 961
Tutor Perini  4,699 315
7,292
Electrical Equipment  2.4%
Allient  1,484 80
American Superconductor (1) 4,640 134
Amprius Technologies (1) 11,126 88
Array Technologies (1)(2) 15,840 146
Atkore  3,561 225
Bloom Energy, Class A (1) 22,986 1,997
EnerSys  3,935 577
Enovix (1)(2) 17,709 129
Eos Energy Enterprises (1)(2) 31,910 366
Fluence Energy (1)(2) 6,798 134
Hyliion Holdings (1) 12,043 22
KULR Technology Group (1)(2) 3,106 9
LSI Industries  2,886 53
NANO Nuclear Energy (1)(2) 4,060 97
Net Power (1)(2) 3,218 7
Nextpower, Class A (1) 15,348 1,337
NuScale Power (1) 13,452 191
Plug Power (1)(2) 116,214 229
Powell Industries (2) 1,007 321
Power Solutions International (1)(2) 839 48
Preformed Line Products (2) 261 54
Shoals Technologies Group, Class A (1) 18,084 154
SKYX Platforms (1) 5,806 13
SunPower (1)(2) 5,700 9
Sunrun (1) 23,587 434
T1 Energy (1)(2) 13,324 89
Thermon Group Holdings (1) 3,441 128
Vicor (1) 2,433 267
7,338

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.3%
ArcBest  2,422 180
Covenant Logistics Group  1,525 34
FTAI Infrastructure (2) 11,687 54
Heartland Express  4,973 45
Hertz Global Holdings (1)(2) 12,375 64
Marten Transport  6,278 71
PAMT (1) 565 7
Proficient Auto Logistics (1) 2,742 26
RXO (1)(2) 17,184 217
Universal Logistics Holdings (2) 672 10
Werner Enterprises  6,217 186
894
Industrial Conglomerates  0.0%
Brookfield Business, Class A (2) 2,497 90
90
Machinery  3.8%
3D Systems (1)(2) 13,606 24
Aebi Schmidt Holding (2) 4,040 51
AirJoule Technologies (1)(2) 2,032 8
Alamo Group  1,097 184
Albany International, Class A  3,139 159
Alliance Laundry Holdings (1) 4,563 93
Astec Industries  2,403 104
Atmus Filtration Technologies  8,807 457
Blue Bird (1) 3,402 160
CECO Environmental (1) 3,129 187
Chart Industries (1) 4,761 982
Columbus McKinnon  3,074 53
Douglas Dynamics  2,386 78
Eastern (2) 578 11
Energy Recovery (1) 5,714 77
Enerpac Tool Group  5,630 215
Enpro  2,230 478
ESCO Technologies  2,741 536
Federal Signal  6,327 687
Franklin Electric  4,096 391
Gencor Industries (1) 975 13
Gorman-Rupp  2,183 104
Graham (1) 1,100 71
Greenbrier  3,141 147
Helios Technologies  3,554 190

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hillenbrand  7,295 231
Hillman Solutions (1) 21,231 184
Hyster-Yale  1,284 38
JBT Marel  5,499 829
Kadant (2) 1,242 354
Kennametal  8,056 229
L B Foster, Class A (1) 1,162 31
Lindsay  1,134 134
Luxfer Holdings  2,643 36
Manitowoc (1) 3,766 45
Mayville Engineering (1)(2) 1,434 27
Microvast Holdings (1)(2) 20,552 58
Miller Industries  1,207 45
Mueller Water Products, Class A  16,455 392
Omega Flex  343 10
Palladyne AI (1)(2) 2,400 10
Park-Ohio Holdings  945 20
Proto Labs (1) 2,489 126
REV Group  5,128 312
Richtech Robotics, Class B (1) 14,950 48
SPX Technologies (1) 5,074 1,015
Standex International  1,272 276
Tennant  1,915 141
Terex  6,804 363
Titan International (1)(2) 5,316 42
Trinity Industries  8,514 225
Wabash National  4,505 39
Watts Water Technologies, Class A  2,892 798
Worthington Enterprises  3,371 174
11,692
Marine Transportation  0.2%
Costamare  4,757 75
Costamare Bulkers Holdings (1) 784 12
Genco Shipping & Trading  3,029 56
Himalaya Shipping (2) 2,865 26
Matson  3,318 410
Pangaea Logistics Solutions  2,955 20
Safe Bulkers  5,696 28
627
Passenger Airlines  0.5%
Allegiant Travel (1) 1,512 129
flyExclusive (1) 511 2
Frontier Group Holdings (1)(2) 8,598 40

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
JetBlue Airways (1)(2) 31,588 144
Joby Aviation (1)(2) 51,230 676
SkyWest (1) 4,268 429
Sun Country Airlines Holdings (1) 5,364 77
1,497
Professional Services  1.7%
Alight, Class A  45,025 88
Asure Software (1) 2,915 27
Barrett Business Services  2,602 94
BlackSky Technology (1)(2) 3,355 63
CBIZ (1)(2) 5,248 265
Conduent (1) 16,513 32
CRA International  681 137
CSG Systems International  2,941 225
Exponent  5,365 373
Falcon's Beyond Global, Class A (1) 1,519 23
First Advantage (1) 8,304 121
Forrester Research (1) 1,018 8
Franklin Covey (1)(2) 1,018 17
HireQuest (2) 581 6
Huron Consulting Group (1) 1,800 311
IBEX Holdings (1) 1,012 39
ICF International  1,972 168
Innodata (1)(2) 3,288 167
Insperity  3,884 150
Kelly Services, Class A  3,491 31
Kforce  1,940 60
Korn Ferry  5,451 360
Legalzoom.com (1) 12,948 129
Maximus  5,967 515
Mistras Group (1) 922 12
Planet Labs PBC (1) 25,110 495
RCM Technologies (1) 463 9
Resolute Holdings Management (1) 461 95
Resources Connection (2) 2,986 15
Skillsoft (1)(2) 422 4
Spire Global (1)(2) 3,065 23
TIC Solutions (1)(2) 20,477 207
TriNet Group  3,172 188
TrueBlue (1) 2,637 12
TTEC Holdings (1)(2) 2,045 7
Upwork (1) 12,996 258
Verra Mobility (1) 16,867 378

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Willdan Group (1) 1,493 155
5,267
Trading Companies & Distributors  1.1%
Alta Equipment Group  2,315 11
BlueLinx Holdings (1) 779 48
Boise Cascade  3,985 293
Custom Truck One Source (1) 6,773 39
Distribution Solutions Group (1)(2) 953 26
DNOW (1) 19,425 257
DXP Enterprises (1) 1,352 148
EVI Industries  548 14
GATX  3,783 642
Global Industrial  1,568 46
Herc Holdings  3,444 511
Hudson Technologies (1) 3,966 27
Karat Packaging  1,021 23
McGrath RentCorp  2,593 272
NPK International (1) 8,584 102
Rush Enterprises, Class A  6,446 348
Rush Enterprises, Class B  899 51
Titan Machinery (1) 2,296 35
Transcat (1) 995 56
Willis Lease Finance  319 43
Xometry, Class A (1)(2) 4,590 273
3,265
Transportation Infrastructure  0.0%
Sky Harbour Group (1)(2) 2,001 18
18
Total Industrials & Business Services 53,075
INFORMATION TECHNOLOGY  14.5%
Communications Equipment  0.9%
ADTRAN Holdings (1) 8,002 69
Applied Optoelectronics (1)(2) 6,388 223
Aviat Networks (1) 1,148 25
BK Technologies (1) 305 23
Calix (1) 6,221 329
Clearfield (1)(2) 1,139 33
CommScope Holding (1) 23,030 417
Digi International (1) 3,909 169
Extreme Networks (1) 14,033 234
Harmonic (1) 11,723 116
Inseego (1)(2) 1,174 12

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
NETGEAR (1) 2,903 71
NetScout Systems (1) 7,415 201
Ribbon Communications (1)(2) 10,440 30
Viasat (1) 13,033 449
Viavi Solutions (1) 23,339 416
2,817
Electronic Equipment, Instruments & Components  3.4%
908 Devices (1)(2) 2,690 14
Advanced Energy Industries  3,970 831
Aeva Technologies (1)(2) 4,070 54
Arlo Technologies (1) 10,696 150
Badger Meter  3,128 546
Bel Fuse, Class A  167 25
Bel Fuse, Class B (2) 1,081 183
Belden  4,130 481
Benchmark Electronics  3,834 164
Climb Global Solutions (2) 424 44
CTS  3,043 130
Daktronics (1) 4,052 80
ePlus  2,789 245
Evolv Technologies Holdings (1) 15,464 111
Fabrinet (1) 3,799 1,730
Frequency Electronics (1)(2) 621 33
Insight Enterprises (1) 3,055 249
Itron (1) 4,783 444
Kimball Electronics (1) 2,561 71
Knowles (1) 9,041 194
Methode Electronics  3,318 22
MicroVision (1)(2) 27,296 23
Mirion Technologies (1) 21,523 504
M-Tron Industries (1) 232 12
Napco Security Technologies  3,711 155
Neonode (1) 988 2
nLight (1) 4,916 184
Novanta (1)(2) 3,807 453
OSI Systems (1)(2) 1,688 430
Ouster (1) 5,471 118
PC Connection  1,193 69
Plexus (1) 2,835 417
Powerfleet (1)(2) 13,117 70
Richardson Electronics (2) 1,095 12
Rogers (1) 1,916 175
Sanmina (1) 5,502 826

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ScanSource (1) 2,166 85
TTM Technologies (1) 10,688 737
Vishay Intertechnology  12,828 186
Vishay Precision Group (1) 1,303 50
Vuzix (1)(2) 6,047 23
10,332
IT Services  0.6%
Applied Digital (1)(2) 25,042 614
ASGN (1) 4,416 213
Backblaze, Class A (1) 5,453 25
BigBear.ai Holdings (1)(2) 44,606 241
Commerce.com, Series 1 (1) 6,544 27
Crexendo (1) 1,370 9
CSP (2) 659 8
DigitalOcean Holdings (1) 7,236 348
Fastly, Class A (1) 14,380 146
Grid Dynamics Holdings (1) 7,105 64
Hackett Group  2,683 53
Information Services Group  3,299 19
Rackspace Technology (1) 7,867 8
TSS (1)(2) 1,712 12
Tucows, Class A (1) 738 17
Unisys (1) 6,493 18
VTEX, Class A (1) 5,423 20
Whitefiber (1) 1,138 18
1,860
Semiconductors & Semiconductor Equipment  3.4%
ACM Research, Class A (1) 5,350 211
Aehr Test Systems (1)(2) 3,060 62
Aeluma (1)(2) 1,502 26
Alpha & Omega Semiconductor (1) 2,608 52
Ambarella (1) 4,310 305
Ambiq Micro (1) 459 13
Atomera (1)(2) 2,759 6
Axcelis Technologies (1) 3,285 264
Blaize Holdings (1) 7,219 14
CEVA (1) 2,473 53
Cohu (1) 4,757 111
Credo Technology Group Holding (1) 16,089 2,315
Diodes (1) 4,851 239
FormFactor (1) 8,206 458
Ichor Holdings (1) 3,576 66
Impinj (1) 2,843 495

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
indie Semiconductor, Class A (1)(2) 20,322 72
Kopin (1)(2) 17,342 41
Kulicke & Soffa Industries  5,394 246
MaxLinear (1) 8,822 154
Navitas Semiconductor (1)(2) 16,204 116
NVE (2) 523 31
PDF Solutions (1) 3,344 95
Penguin Solutions (1) 5,623 110
Photronics (1) 6,049 193
Power Integrations  5,929 211
Rambus (1) 11,355 1,043
Rigetti Computing (1)(2) 33,629 745
Semtech (1) 9,183 677
Silicon Laboratories (1) 3,400 444
SiTime (1) 2,268 801
SkyWater Technology (1)(2) 2,865 52
Synaptics (1) 4,070 301
Ultra Clean Holdings (1) 4,814 122
Veeco Instruments (1) 6,130 175
10,319
Software  5.5%
8x8 (1) 14,862 29
A10 Networks  7,643 135
ACI Worldwide (1) 10,911 522
Adeia  11,320 195
Agilysys (1)(2) 2,731 325
Airship AI Holdings (1)(2) 1,891 5
Alarm.com Holdings (1) 5,032 257
Alkami Technology (1)(2) 7,331 169
Amplitude, Class A (1) 9,472 110
Appian, Class A (1) 4,136 147
Arteris (1) 3,175 49
Asana, Class A (1) 9,061 124
AudioEye (1) 707 7
AvePoint (1) 15,075 209
Bit Digital (1)(2) 33,220 63
Bitdeer Technologies Group, Class A (1) 9,930 111
Blackbaud (1) 4,048 256
BlackLine (1) 5,496 304
Blend Labs, Class A (1)(2) 20,185 61
Box, Class A (1) 14,823 443
Braze, Class A (1) 8,800 302
C3.ai, Class A (1)(2) 13,118 177

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Cerence (1) 4,254 46
Chaince Digital Holdings (1)(2) 3,478 17
Cipher Mining (1)(2) 34,201 505
Cleanspark (1)(2) 29,237 296
Clearwater Analytics Holdings, Class A (1) 29,390 709
Commvault Systems (1) 4,712 591
Consensus Cloud Solutions (1) 2,114 46
Core Scientific (1) 30,231 440
CS Disco (1) 2,764 21
Daily Journal (1)(2) 137 67
Digimarc (1)(2) 1,474 10
Digital Turbine (1) 11,030 55
Domo, Class B (1) 3,344 28
D-Wave Quantum (1)(2) 35,228 921
eGain (1)(2) 1,863 19
EverCommerce (1)(2) 1,812 22
Expensify, Class A (1) 5,638 9
Five9 (1) 8,102 162
Freshworks, Class A (1) 21,221 260
Hut 8 (1) 10,094 464
I3 Verticals, Class A (1) 2,461 62
Intapp (1) 6,004 275
InterDigital  2,727 868
Jamf Holding (1) 8,359 109
Kaltura (1) 8,349 14
Life360 (1)(2) 2,082 134
LiveRamp Holdings (1) 6,729 198
MARA Holdings (1)(2) 39,141 352
Mitek Systems (1) 4,861 51
N-able (1) 7,794 58
NCR Voyix (1)(2) 14,453 147
NextNav (1)(2) 9,680 161
ON24 (1) 3,524 28
OneSpan  3,626 47
Ooma (1) 2,507 29
Pagaya Technologies, Class A (1)(2) 5,169 108
PagerDuty (1) 9,534 125
PAR Technology (1)(2) 4,174 151
Porch Group (1)(2) 8,762 80
Progress Software (1) 4,534 195
Q2 Holdings (1) 6,561 473
Qualys (1) 3,852 512
Rapid7 (1) 6,692 102

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Red Violet  1,195 68
ReposiTrak (2) 1,028 13
Rezolve AI (1)(2) 19,515 50
Rimini Street (1) 5,023 20
Riot Platforms (1) 36,763 466
SEMrush Holdings, Class A (1) 5,664 67
Silvaco Group (1) 1,133 5
SoundHound AI, Class A (1)(2) 39,555 394
SoundThinking (1) 865 7
Sprinklr, Class A (1) 11,739 91
Sprout Social, Class A (1) 5,694 64
SPS Commerce (1) 4,019 358
Synchronoss Technologies (1)(2) 1,023 9
Telos (1) 5,407 28
Tenable Holdings (1) 12,813 302
Terawulf (1)(2) 32,016 368
Varonis Systems (1) 12,269 402
Vertex, Class A (1) 7,141 143
Via Transportation, Class A (1) 1,075 31
Viant Technology, Class A (1) 1,477 18
Weave Communications (1) 6,379 48
WM Technology (1) 8,063 7
Workiva (1) 5,289 456
Xperi (1)(2) 4,329 25
Yext (1) 10,855 88
Zeta Global Holdings, Class A (1)(2) 19,675 400
16,895
Technology Hardware, Storage & Peripherals  0.7%
CompoSecure, Class A (1) 5,805 112
Corsair Gaming (1) 4,574 27
CPI Card Group (1) 599 9
Diebold Nixdorf (1) 2,626 178
Eastman Kodak (1) 4,426 37
Immersion  2,733 19
IonQ (1)(2) 35,580 1,597
Quantum Computing (1) 20,684 212
Turtle Beach (1) 1,750 25
Xerox Holdings (2) 11,503 27
2,243
Total Information Technology 44,466

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  4.4%
Chemicals  1.5%
AdvanSix  2,929 51
American Vanguard (1) 2,358 9
Arq (1) 2,982 10
Ascent Industries (1) 753 12
ASP Isotopes (1) 9,037 48
Aspen Aerogels (1) 6,489 18
Avient  9,708 303
Balchem  3,462 531
Cabot  5,620 372
Chemours (2) 15,951 188
Core Molding Technologies (1) 840 17
Ecovyst (1) 12,247 119
Flotek Industries (1)(2) 1,658 29
Hawkins  2,062 293
HB Fuller  5,772 343
Ingevity (1) 3,858 228
Innospec  2,633 202
Intrepid Potash (1)(2) 1,079 30
Koppers Holdings  2,049 55
Kronos Worldwide  2,219 10
LSB Industries (1) 5,848 50
Mativ Holdings  5,715 69
Minerals Technologies  3,349 204
Orion  5,355 28
Perimeter Solutions (1) 14,675 404
PureCycle Technologies (1)(2) 14,007 120
Quaker Chemical  1,458 200
Rayonier Advanced Materials (1)(2) 7,229 43
Sensient Technologies  4,455 419
Solesence (1) 1,781 3
Stepan  2,253 107
Trinseo (2) 3,215 2
Tronox Holdings  12,913 54
Valhi  173 2
4,573
Construction Materials  0.2%
Knife River (1) 6,024 424
Smith-Midland (1)(2) 251 9
Titan America  2,719 45

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
United States Lime & Minerals  1,165 139
617
Containers & Packaging  0.2%
Ardagh Metal Packaging  14,143 58
Greif, Class A  2,687 182
Greif, Class B  457 34
Myers Industries  3,922 74
O-I Glass (1) 16,258 240
Ranpak Holdings (1)(2) 4,834 26
TriMas  3,306 117
731
Metals & Mining  2.4%
Alpha Metallurgical Resources (1) 1,239 248
American Battery Technology (1)(2) 10,864 36
Caledonia Mining  1,802 47
Century Aluminum (1) 5,503 216
Coeur Mining (1) 67,365 1,201
Commercial Metals  11,725 812
Compass Minerals International (1) 3,657 72
Constellium (1) 14,515 274
Contango ORE (1)(2) 1,000 26
Critical Metals (1)(2) 4,233 29
Dakota Gold (1) 9,349 53
Ferroglobe  12,935 60
Friedman Industries  629 13
Hecla Mining  66,869 1,283
Idaho Strategic Resources (1)(2) 1,382 56
Ivanhoe Electric (1) 10,870 174
Kaiser Aluminum  1,674 192
Lifezone Metals (1) 2,990 13
Materion  2,196 273
Metallus (1) 3,952 68
NioCorp Developments (1) 10,533 56
Novagold Resources (1) 32,049 299
Olympic Steel  1,082 46
Perpetua Resources (1) 8,732 211
Ramaco Resources, Class A (1) 4,080 73
Ryerson Holding (2) 2,865 72
SSR Mining (1) 21,472 471
SunCoke Energy  9,164 66
Tredegar (1) 2,733 20
U.S. Antimony (1)(2) 11,626 58
U.S. Gold (1)(2) 1,359 26

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Goldmining (1) 152 1
USA Rare Earth (1) 9,183 109
Vox Royalty (2) 5,344 25
Warrior Met Coal  5,496 485
Worthington Steel  3,459 120
7,284
Paper & Forest Products  0.1%
Clearwater Paper (1) 1,571 27
Magnera (1) 3,620 55
Sylvamo  3,689 178
260
Total Materials 13,465
REAL ESTATE  5.7%
Diversified Real Estate Investment Trusts  0.5%
Alexander & Baldwin, REIT  7,605 157
Alpine Income Property Trust, REIT  1,426 24
American Assets Trust, REIT  5,433 103
Armada Hoffler Properties, REIT  8,654 57
Broadstone Net Lease, REIT  20,016 348
CTO Realty Growth, REIT (2) 3,291 61
Essential Properties Realty Trust, REIT  20,938 621
Gladstone Commercial, REIT  4,924 52
Global Net Lease, REIT  21,228 182
Modiv Industrial, REIT (2) 882 13
NexPoint Diversified Real Estate Trust, REIT (2) 3,389 13
1,631
Health Care Real Estate Investment Trusts  1.0%
American Healthcare REIT, REIT  17,805 838
CareTrust REIT, REIT  23,668 856
Community Healthcare Trust, REIT  2,986 49
Diversified Healthcare Trust, REIT  22,977 111
Global Medical REIT, REIT (2) 1,392 47
LTC Properties, REIT  4,889 168
National Health Investors, REIT  4,878 373
Sabra Health Care REIT, REIT  25,025 474
Sila Realty Trust, REIT  5,789 135
Strawberry Fields REIT, REIT  782 10
Universal Health Realty Income Trust, REIT  1,423 56
3,117
Hotel & Resort Real Estate Investment Trusts  0.6%
Apple Hospitality REIT, REIT  23,661 280

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Braemar Hotels & Resorts, REIT  5,746 16
Chatham Lodging Trust, REIT  5,155 35
DiamondRock Hospitality, REIT  21,868 196
Pebblebrook Hotel Trust, REIT  12,292 139
RLJ Lodging Trust, REIT  13,661 102
Ryman Hospitality Properties, REIT  6,508 616
Service Properties Trust, REIT (2) 14,941 28
Summit Hotel Properties, REIT  11,880 58
Sunstone Hotel Investors, REIT  19,322 173
Xenia Hotels & Resorts, REIT  9,564 135
1,778
Industrial Real Estate Investment Trusts  0.4%
Industrial Logistics Properties Trust, REIT  5,775 32
Innovative Industrial Properties, REIT  2,988 141
LXP Industrial Trust, REIT  6,156 305
One Liberty Properties, REIT  2,060 42
Plymouth Industrial REIT, REIT  4,341 95
Terreno Realty, REIT  10,776 633
1,248
Office Real Estate Investment Trusts  0.5%
Brandywine Realty Trust, REIT  18,654 55
City Office REIT, REIT  3,871 27
COPT Defense Properties, REIT  12,035 335
Douglas Emmett, REIT  17,155 189
Easterly Government Properties, REIT  4,313 91
Empire State Realty Trust, Class A, REIT  14,405 94
Franklin Street Properties, REIT  9,111 9
Hudson Pacific Properties, REIT (1) 5,561 60
JBG SMITH Properties, REIT (2) 6,188 105
NET Lease Office Properties, REIT (2) 1,632 42
Peakstone Realty Trust, REIT (2) 3,985 57
Piedmont Realty Trust, Class A, REIT  13,085 109
Postal Realty Trust, Class A, REIT  2,492 40
SL Green Realty, REIT  7,584 348
1,561
Real Estate Management & Development  0.7%
American Realty Investors (1) 57 1
Anywhere Real Estate (1) 11,105 157
Compass, Class A (1) 51,714 547
Cushman & Wakefield (1) 24,414 395
Douglas Elliman (1) 6,907 16
eXp World Holdings (2) 9,204 83

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Forestar Group (1) 2,099 52
FRP Holdings (1) 1,160 26
Kennedy-Wilson Holdings  12,779 124
Logistic Properties Of The Americas (1) 295 1
Marcus & Millichap  2,522 69
Maui Land & Pineapple (1) 611 10
Newmark Group, Class A  15,659 272
RE/MAX Holdings, Class A (1) 1,840 14
Real Brokerage (1) 14,399 53
RMR Group, Class A (2) 1,553 23
Seaport Entertainment Group (1)(2) 704 14
St. Joe  4,026 239
Stratus Properties (1)(2) 630 15
Tejon Ranch (1)(2) 2,378 38
Transcontinental Realty Investors (1) 179 10
2,159
Residential Real Estate Investment Trusts  0.4%
Apartment Investment & Management, Class A, REIT  6,996 41
BRT Apartments, REIT  1,079 16
Centerspace, REIT  1,762 118
Clipper Realty, REIT  1,294 5
Elme Communities, REIT  9,166 159
Independence Realty Trust, REIT  25,387 444
NexPoint Residential Trust, REIT  2,351 71
UMH Properties, REIT  8,334 133
Veris Residential, REIT  7,524 112
1,099
Retail Real Estate Investment Trusts  1.2%
Acadia Realty Trust, REIT  13,992 287
Alexander's, REIT (2) 234 51
CBL & Associates Properties, REIT  1,875 69
Curbline Properties, REIT  10,295 239
FrontView, REIT  2,071 30
Getty Realty, REIT  5,509 151
InvenTrust Properties, REIT  8,251 233
Kite Realty Group Trust, REIT  22,932 550
Macerich, REIT  26,783 494
NETSTREIT, REIT (2) 8,945 158
Phillips Edison, REIT  13,319 474
Saul Centers, REIT  1,382 44
SITE Centers, REIT  5,656 36
Tanger, REIT  11,792 393
Urban Edge Properties, REIT  13,446 258

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Whitestone REIT, REIT  4,866 68
3,535
Specialized Real Estate Investment Trusts  0.4%
Farmland Partners, REIT (2) 3,917 38
Four Corners Property Trust, REIT  10,894 251
Gladstone Land, REIT (2) 3,769 35
Outfront Media, REIT  15,280 368
PotlatchDeltic, REIT  8,132 324
Safehold, REIT  5,947 81
Smartstop Self Storage REIT, REIT  3,275 101
1,198
Total Real Estate 17,326
UTILITIES  3.1%
Electric Utilities  1.0%
Genie Energy, Class B  2,355 32
Hawaiian Electric Industries (1) 18,452 227
MGE Energy  3,896 306
Oklo (1)(2) 11,440 821
Otter Tail  4,075 329
Portland General Electric  11,938 573
TXNM Energy  10,615 625
2,913
Gas Utilities  1.0%
Brookfield Infrastructure, Class A  12,698 577
Chesapeake Utilities  2,419 302
New Jersey Resources  10,655 491
Northwest Natural Holding  4,336 203
ONE Gas  6,316 488
RGC Resources  771 16
Southwest Gas Holdings  6,825 546
Spire  6,153 509
3,132
Independent Power & Renewable Electricity
Producers  0.3%
Hallador Energy (1) 3,252 62
Montauk Renewables (1)(2) 5,931 10
Ormat Technologies  6,432 710
782
Multi-Utilities  0.5%
Avista  8,510 328
Black Hills  7,747 538

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Northwestern Energy Group  6,499 419
Unitil  1,904 92
1,377
Water Utilities  0.3%
American States Water  4,086 296
Cadiz (1) 6,072 34
California Water Service Group  6,319 274
Consolidated Water  1,590 56
Global Water Resources  1,312 11
H2O America  3,379 166
Middlesex Water  1,862 94
Pure Cycle (1)(2) 1,940 21
York Water (2) 1,565 50
1,002
Total Utilities 9,206
Total Common Stocks (Cost $262,648) 305,478
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 3.77% (4)(5) 2,736,153 2,736
Total Short-Term Investments (Cost $2,736) 2,736
SECURITIES LENDING COLLATERAL  6.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 6.2%
Money Market Funds 6.2%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(5) 19,052,414 19,052
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 19,052
Total Securities Lending Collateral (Cost $19,052) 19,052
Total Investments in Securities
106.8% of Net Assets
(Cost $284,436) $ 327,266
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Small-Cap Index Fund

.
.
.
.
.
.
.
.
.
.
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 5 Russell 2000 E-Mini Index contracts 3/26 625 $ (10)
Net payments (receipts) of variation margin to date (10)
Variation margin receivable (payable) on open futures contracts $ (20)

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 62++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 62+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 13,337  ¤  ¤ $ 2,736
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 19,052
Total $ 21,788^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $62 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,788.

T. ROWE PRICE Small-Cap Index Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $284,436) $ 327,266
Receivable for investment securities sold 468
Dividends receivable 284
Cash deposits on futures contracts 191
Receivable for shares sold 150
Due from affiliates 21
Other assets 24
Total assets 328,404
Liabilities
Obligation to return securities lending collateral 19,052
Payable for shares redeemed 2,069
Payable for investment securities purchased 461
Investment management fees payable 24
Variation margin payable on futures contracts 20
Other liabilities 236
Total liabilities 21,862
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 306,542

T. ROWE PRICE Small-Cap Index Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 37,324
Paid-in capital applicable to 17,775,901 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 269,218
NET ASSETS $ 306,542
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $108; Shares outstanding: 6,307) $ 17.18
I Class
(Net assets: $157,369; Shares outstanding: 9,125,697) $ 17.24
Z Class
(Net assets: $149,065; Shares outstanding: 8,643,897) $ 17.25

T. ROWE PRICE Small-Cap Index Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6) $ 3,337
Securities lending 179
.
  Interest 6
Other 4
Total income 3,526
Expenses
Investment management 224
Shareholder servicing
I Class 52
Prospectus and shareholder reports
Investor Class
$
1
I Class 4
Z Class 3 8
Custody and accounting 274
Legal and audit 37
Directors 1
Miscellaneous 17
Waived / paid by Price Associates (415)
Total expenses 198
Net investment income 3,328

T. ROWE PRICE Small-Cap Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,052
Futures 507
Net realized gain 1,559
Change in net unrealized gain / loss
Securities 29,420
Futures (8)
Change in net unrealized gain / loss 29,412
Net realized and unrealized gain / loss 30,971
INCREASE IN NET ASSETS FROM OPERATIONS $ 34,299

T. ROWE PRICE Small-Cap Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,328 $ 2,539
Net realized gain 1,559 3,691
Change in net unrealized gain / loss 29,412 12,907
Increase in net assets from operations 34,299 19,137
Distributions to shareholders
Net earnings
Investor Class (3) (3)
I Class (3,653) (4,053)
Z Class (3,615) (2,351)
Decrease in net assets from distributions (7,271) (6,407)
Capital share transactions
*
Shares sold
I Class 21,617 18,791
Z Class 82,330 48,436
Distributions reinvested
I Class 3,653 4,053
Z Class 3,615 2,351
Shares redeemed
Investor Class – (99)
I Class (14,911) (12,097)
Z Class (23,169) (16,245)
Increase in net assets from capital share
transactions 73,135 45,190

T. ROWE PRICE Small-Cap Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 100,163 57,920
Beginning of period 206,379 148,459
End of period $ 306,542 $ 206,379
*Share information (000s)
Shares sold
I Class 1,449 1,249
Z Class 5,117 3,152
Distributions reinvested
I Class 203 245
Z Class 201 142
Shares redeemed
Investor Class – (6)
I Class (964) (804)
Z Class (1,415) (1,056)
Increase in shares outstanding 4,591 2,922

T. ROWE PRICE Small-Cap Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Small-Cap Index Fund (Investor Class), the Small-Cap Index
Fund–I Class (I Class) and the Small-Cap Index Fund–Z Class (Z Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Small-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Small-Cap Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Small-Cap Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Index Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 305,478 $ — $ — $ 305,478
Short-Term Investments 2,736 — — 2,736
Securities Lending Collateral 19,052 — — 19,052
Total $ 327,266 $ — $ — $ 327,266
Liabilities
Futures Contracts* $ 10 $ — $ — $ 10
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 10
Total $ 10
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 507
Total $ 507

T. ROWE PRICE Small-Cap Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, cash of $191,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ (8)
Total $ (8)

T. ROWE PRICE Small-Cap Index Fund

to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net

T. ROWE PRICE Small-Cap Index Fund

of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $34,441,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the aggregate value of collateral was $35,526,000 and consisted of cash collateral and related investments of $19,052,000 and U.S. government securities of
$16,474,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $118,983,000 and $49,293,000, respectively, for the year ended
December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.

T. ROWE PRICE Small-Cap Index Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to post-
October loss deferrals. The fund
has
elected to defer certain losses to the first
day of the following fiscal year for post-October capital loss deferrals.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 4,872 $ 3,561
Long-term capital gain 2,399 2,846
Total distributions $ 7,271 $ 6,407
($000s)
Cost of investments $ 290,173
Unrealized appreciation $ 74,664
Unrealized depreciation (37,571)
Net unrealized appreciation (depreciation) $ 37,093
($000s)
Undistributed ordinary income $ 330
Net unrealized appreciation (depreciation) 37,093
Loss carryforwards and deferrals (99)
Total distributable earnings (loss) $ 37,324

T. ROWE PRICE Small-Cap Index Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Small-Cap Index Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $597,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Small-Cap Index Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $51,000 for shareholder servicing costs related to the college savings plans, of which $8,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 93% of the outstanding shares of the I Class were held by college savings plans.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $(1) $(168) $(246)

T. ROWE PRICE Small-Cap Index Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 6,307 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Small-Cap Index Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Small-Cap Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Small-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Index Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,399,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $2,273,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,019,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $331,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F33-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2026